UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AVAYX

November 30, 2024

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Fund Information

AB Virginia Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$28	0.55%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$10,014	$10,004
05/18	$10,150	$10,116
05/19	$10,645	$10,764
05/20	$10,882	$11,192
05/21	$11,673	$11,722
05/22	$10,924	$10,925
05/23	$10,911	$10,979
05/24	$11,199	$11,272
11/24	$11,710	$11,784

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/26/2016
Advisor Class	4.31%	6.01%	1.41%	1.91%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	1.98%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AVAYX-S for the most recent performance information.

Advisor Class: AVAYX

1

Key Fund Statistics

Net Assets	$197,178,139
# of Portfolio Holdings	121
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$341,898

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.9%
AA	33.7%
A	21.2%
BBB	19.6%
BB	2.5%
B	1.5%
Pre-refunded	8.8%
Not Rated	5.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AVAYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AVAYX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AVAYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: AVAYX

3

MIFII-VA-ADV-0154-1124

Class A: AVAAX

November 30, 2024

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Fund Information

AB Virginia Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVAAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,696	$10,000
05/15	$9,798	$10,071
05/16	$10,363	$10,662
05/17	$10,491	$10,818
05/18	$10,606	$10,938
05/19	$11,089	$11,639
05/20	$11,305	$12,102
05/21	$12,107	$12,675
05/22	$11,303	$11,814
05/23	$11,261	$11,872
05/24	$11,520	$12,189
11/24	$12,029	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.18%	5.64%	1.16%	2.18%
Class A (with sales charges)	1.04%	2.46%	0.54%	1.86%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AVAAX-S for the most recent performance information.

Class A: AVAAX

1

Key Fund Statistics

Net Assets	$197,178,139
# of Portfolio Holdings	121
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$341,898

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.9%
AA	33.7%
A	21.2%
BBB	19.6%
BB	2.5%
B	1.5%
Pre-refunded	8.8%
Not Rated	5.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AVAAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AVAAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AVAAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AVAAX

3

MIFII-VA-A-0154-1124

Class C: AVACX

November 30, 2024

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Fund Information

AB Virginia Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Virginia Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AVACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.55%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,068	$10,071
05/16	$10,572	$10,662
05/17	$10,622	$10,818
05/18	$10,659	$10,938
05/19	$11,070	$11,639
05/20	$11,205	$12,102
05/21	$11,902	$12,675
05/22	$11,025	$11,814
05/23	$10,902	$11,872
05/24	$11,088	$12,189
11/24	$11,529	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.80%	4.97%	0.42%	1.43%
Class C (with sales charges)	2.80%	3.97%	0.42%	1.43%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AVACX-S for the most recent performance information.

Class C: AVACX

1

Key Fund Statistics

Net Assets	$197,178,139
# of Portfolio Holdings	121
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$341,898

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.9%
AA	33.7%
A	21.2%
BBB	19.6%
BB	2.5%
B	1.5%
Pre-refunded	8.8%
Not Rated	5.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AVACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AVACX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AVACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: AVACX

3

MIFII-VA-C-0154-1124

Advisor Class: AAZYX

November 30, 2024

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Fund Information

AB Arizona Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Arizona Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.53%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
03/21	$10,000	$10,000
05/21	$10,166	$10,121
05/22	$9,617	$9,433
05/23	$9,536	$9,479
05/24	$9,839	$9,733
11/24	$10,345	$10,175

Average Annual Total Returns

AATR	6 Months	1 Year	Since Inception 3/24/2021
Advisor Class	4.87%	7.07%	0.93%
Bloomberg Municipal Bond Index	4.54%	4.93%	0.47%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AAZYX-S for the most recent performance information.

Advisor Class: AAZYX

1

Key Fund Statistics

Net Assets	$83,082,815
# of Portfolio Holdings	94
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$43,824

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	34.3%
A	14.6%
BBB	23.0%
BB	6.3%
B	0.3%
CC	1.4%
Pre-refunded	5.9%
Not Rated	7.9%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AAZYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AAZYX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AAZYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: AAZYX

3

MIFII-AZ-ADV-0154-1124

Class A: AAZAX

November 30, 2024

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Fund Information

AB Arizona Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Arizona Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.78%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,703	$10,000
05/15	$9,789	$10,071
05/16	$10,425	$10,662
05/17	$10,559	$10,818
05/18	$10,696	$10,938
05/19	$11,224	$11,639
05/20	$11,337	$12,102
05/21	$12,070	$12,675
05/22	$11,391	$11,814
05/23	$11,266	$11,872
05/24	$11,596	$12,189
11/24	$12,175	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.73%	6.91%	1.16%	2.30%
Class A (with sales charges)	1.63%	3.73%	0.54%	1.99%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AAZAX-S for the most recent performance information.

Class A: AAZAX

1

Key Fund Statistics

Net Assets	$83,082,815
# of Portfolio Holdings	94
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$43,824

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	34.3%
A	14.6%
BBB	23.0%
BB	6.3%
B	0.3%
CC	1.4%
Pre-refunded	5.9%
Not Rated	7.9%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AAZAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AAZAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AAZAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

Class A: AAZAX

3

MIFII-AZ-A-0154-1124

Class C: AAZCX

November 30, 2024

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Fund Information

AB Arizona Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Arizona Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AAZCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.53%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,043	$10,071
05/16	$10,626	$10,662
05/17	$10,673	$10,818
05/18	$10,731	$10,938
05/19	$11,185	$11,639
05/20	$11,207	$12,102
05/21	$11,843	$12,675
05/22	$11,102	$11,814
05/23	$10,898	$11,872
05/24	$11,130	$12,189
11/24	$11,646	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	4.45%	6.11%	0.42%	1.54%
Class C (with sales charges)	3.45%	5.11%	0.42%	1.54%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AAZCX-S for the most recent performance information.

Class C: AAZCX

1

Key Fund Statistics

Net Assets	$83,082,815
# of Portfolio Holdings	94
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$43,824

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	6.3%
AA	34.3%
A	14.6%
BBB	23.0%
BB	6.3%
B	0.3%
CC	1.4%
Pre-refunded	5.9%
Not Rated	7.9%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AAZCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AAZCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AAZCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: AAZCX

3

MIFII-AZ-C-0154-1124

Advisor Class: AMAYX

November 30, 2024

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Fund Information

AB Massachusetts Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.52%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
07/16	$10,000	$10,000
05/17	$9,952	$10,004
05/18	$10,052	$10,116
05/19	$10,529	$10,764
05/20	$10,770	$11,192
05/21	$11,569	$11,722
05/22	$10,830	$10,925
05/23	$10,787	$10,979
05/24	$11,065	$11,272
11/24	$11,536	$11,784

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/26/2016
Advisor Class	3.98%	5.36%	1.33%	1.73%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	1.98%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMAYX-S for the most recent performance information.

Advisor Class: AMAYX

1

Key Fund Statistics

Net Assets	$254,386,181
# of Portfolio Holdings	147
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$420,030

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.4%
AA	35.7%
A	20.7%
BBB	19.7%
BB	1.8%
A-1	1.5%
SP-1+	0.4%
SP-1	0.4%
Pre-refunded	5.0%
Not Rated	2.4%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMAYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AMAYX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMAYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Advisor Class: AMAYX

3

MIFII-MA-ADV-0154-1124

Class A: AMAAX

November 30, 2024

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Fund Information

AB Massachusetts Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMAAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,703	$10,000
05/15	$9,817	$10,071
05/16	$10,345	$10,662
05/17	$10,426	$10,818
05/18	$10,503	$10,938
05/19	$10,976	$11,639
05/20	$11,187	$12,102
05/21	$11,987	$12,675
05/22	$11,192	$11,814
05/23	$11,120	$11,872
05/24	$11,391	$12,189
11/24	$11,858	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	3.84%	5.09%	1.09%	2.03%
Class A (with sales charges)	0.70%	1.92%	0.48%	1.72%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMAAX-S for the most recent performance information.

Class A: AMAAX

1

Key Fund Statistics

Net Assets	$254,386,181
# of Portfolio Holdings	147
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$420,030

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.4%
AA	35.7%
A	20.7%
BBB	19.7%
BB	1.8%
A-1	1.5%
SP-1+	0.4%
SP-1	0.4%
Pre-refunded	5.0%
Not Rated	2.4%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMAAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AMAAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMAAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class A: AMAAX

3

MIFII-MA-A-0154-1124

Class C: AMACX

November 30, 2024

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Fund Information

AB Massachusetts Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Massachusetts Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.52%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,081	$10,071
05/16	$10,546	$10,662
05/17	$10,548	$10,818
05/18	$10,548	$10,938
05/19	$10,948	$11,639
05/20	$11,069	$12,102
05/21	$11,773	$12,675
05/22	$10,908	$11,814
05/23	$10,757	$11,872
05/24	$10,944	$12,189
11/24	$11,343	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.46%	4.31%	0.34%	1.27%
Class C (with sales charges)	2.46%	3.31%	0.34%	1.27%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMACX-S for the most recent performance information.

Class C: AMACX

1

Key Fund Statistics

Net Assets	$254,386,181
# of Portfolio Holdings	147
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$420,030

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.4%
AA	35.7%
A	20.7%
BBB	19.7%
BB	1.8%
A-1	1.5%
SP-1+	0.4%
SP-1	0.4%
Pre-refunded	5.0%
Not Rated	2.4%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AMACX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: AMACX

3

MIFII-MA-C-0154-1124

Class A: AMNAX

November 30, 2024

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Fund Information

AB Minnesota Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Minnesota Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMNAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,704	$10,000
05/15	$9,759	$10,071
05/16	$10,271	$10,662
05/17	$10,376	$10,818
05/18	$10,448	$10,938
05/19	$10,946	$11,639
05/20	$11,247	$12,102
05/21	$11,794	$12,675
05/22	$11,104	$11,814
05/23	$11,010	$11,872
05/24	$11,201	$12,189
11/24	$11,764	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.84%	6.03%	0.99%	1.94%
Class A (with sales charges)	1.69%	2.85%	0.38%	1.64%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMNAX-S for the most recent performance information.

Class A: AMNAX

1

Key Fund Statistics

Net Assets	$30,488,338
# of Portfolio Holdings	40
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.0%
AA	30.1%
A	27.4%
BBB	26.2%
BB	1.6%
Pre-refunded	3.0%
Not Rated	4.7%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMNAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AMNAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMNAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AMNAX

3

MIFII-MN-A-0154-1124

Class C: AMNCX

November 30, 2024

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Fund Information

AB Minnesota Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Minnesota Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMNCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.60%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,020	$10,071
05/16	$10,466	$10,662
05/17	$10,494	$10,818
05/18	$10,488	$10,938
05/19	$10,923	$11,639
05/20	$11,121	$12,102
05/21	$11,574	$12,675
05/22	$10,815	$11,814
05/23	$10,643	$11,872
05/24	$10,753	$12,189
11/24	$11,243	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	4.43%	5.23%	0.23%	1.18%
Class C (with sales charges)	3.43%	4.23%	0.23%	1.18%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMNCX-S for the most recent performance information.

Class C: AMNCX

1

Key Fund Statistics

Net Assets	$30,488,338
# of Portfolio Holdings	40
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.0%
AA	30.1%
A	27.4%
BBB	26.2%
BB	1.6%
Pre-refunded	3.0%
Not Rated	4.7%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMNCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AMNCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMNCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: AMNCX

3

MIFII-MN-C-0154-1124

Class A: ANJAX

November 30, 2024

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Fund Information

AB New Jersey Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New Jersey Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANJAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,702	$10,000
05/15	$9,764	$10,071
05/16	$10,376	$10,662
05/17	$10,565	$10,818
05/18	$10,739	$10,938
05/19	$11,302	$11,639
05/20	$11,390	$12,102
05/21	$12,385	$12,675
05/22	$11,678	$11,814
05/23	$11,742	$11,872
05/24	$12,039	$12,189
11/24	$12,629	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.61%	6.22%	1.73%	2.67%
Class A (with sales charges)	1.45%	3.01%	1.11%	2.36%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANJAX-S for the most recent performance information.

Class A: ANJAX

1

Key Fund Statistics

Net Assets	$70,314,104
# of Portfolio Holdings	74
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$28,055

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	38.3%
A	34.0%
BBB	20.5%
BB	3.4%
Pre-refunded	1.5%
Not Rated	2.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANJAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ANJAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANJAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ANJAX

3

MIFII-NJ-A-0154-1124

Class C: ANJCX

November 30, 2024

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Fund Information

AB New Jersey Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB New Jersey Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANJCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.57%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,017	$10,071
05/16	$10,565	$10,662
05/17	$10,687	$10,818
05/18	$10,782	$10,938
05/19	$11,269	$11,639
05/20	$11,265	$12,102
05/21	$12,144	$12,675
05/22	$11,376	$11,814
05/23	$11,340	$11,872
05/24	$11,559	$12,189
11/24	$12,071	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	4.21%	5.41%	0.96%	1.90%
Class C (with sales charges)	3.21%	4.41%	0.96%	1.90%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANJCX-S for the most recent performance information.

Class C: ANJCX

1

Key Fund Statistics

Net Assets	$70,314,104
# of Portfolio Holdings	74
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$28,055

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	38.3%
A	34.0%
BBB	20.5%
BB	3.4%
Pre-refunded	1.5%
Not Rated	2.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANJCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ANJCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANJCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ANJCX

3

MIFII-NJ-C-0154-1124

Class A: AOHAX

November 30, 2024

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Fund Information

AB Ohio Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Ohio Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AOHAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,698	$10,000
05/15	$9,796	$10,071
05/16	$10,412	$10,662
05/17	$10,547	$10,818
05/18	$10,608	$10,938
05/19	$11,093	$11,639
05/20	$11,281	$12,102
05/21	$12,116	$12,675
05/22	$11,385	$11,814
05/23	$11,290	$11,872
05/24	$11,647	$12,189
11/24	$12,184	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.35%	6.58%	1.41%	2.31%
Class A (with sales charges)	1.26%	3.41%	0.79%	2.00%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AOHAX-S for the most recent performance information.

Class A: AOHAX

1

Key Fund Statistics

Net Assets	$51,909,508
# of Portfolio Holdings	72
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.9%
AA	28.8%
A	34.4%
BBB	21.9%
BB	3.0%
A-1	0.5%
Not Rated	5.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AOHAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AOHAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AOHAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AOHAX

3

MIFII-OH-A-0154-1124

Class C: AOHCX

November 30, 2024

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Fund Information

AB Ohio Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Ohio Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AOHCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.55%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,055	$10,071
05/16	$10,608	$10,662
05/17	$10,665	$10,818
05/18	$10,657	$10,938
05/19	$11,068	$11,639
05/20	$11,165	$12,102
05/21	$11,902	$12,675
05/22	$11,087	$11,814
05/23	$10,912	$11,872
05/24	$11,180	$12,189
11/24	$11,645	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.96%	5.79%	0.65%	1.53%
Class C (with sales charges)	2.96%	4.79%	0.65%	1.53%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AOHCX-S for the most recent performance information.

Class C: AOHCX

1

Key Fund Statistics

Net Assets	$51,909,508
# of Portfolio Holdings	72
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	5.9%
AA	28.8%
A	34.4%
BBB	21.9%
BB	3.0%
A-1	0.5%
Not Rated	5.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AOHCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AOHCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AOHCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: AOHCX

3

MIFII-OH-C-0154-1124

Class A: APAAX

November 30, 2024

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Fund Information

AB Pennsylvania Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Pennsylvania Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APAAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
11/14	$9,703	$10,000
05/15	$9,808	$10,071
05/16	$10,379	$10,662
05/17	$10,525	$10,818
05/18	$10,641	$10,938
05/19	$11,156	$11,639
05/20	$11,402	$12,102
05/21	$12,218	$12,675
05/22	$11,447	$11,814
05/23	$11,330	$11,872
05/24	$11,596	$12,189
11/24	$12,205	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	4.97%	6.96%	1.32%	2.32%
Class A (with sales charges)	1.87%	3.79%	0.70%	2.01%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/APAAX-S for the most recent performance information.

Class A: APAAX

1

Key Fund Statistics

Net Assets	$47,579,575
# of Portfolio Holdings	74
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	28.5%
A	35.9%
BBB	14.6%
BB	11.1%
B	0.8%
Pre-refunded	0.3%
Not Rated	8.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APAAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: APAAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/APAAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: APAAX

3

MIFII-PA-A-0154-1124

Class C: APACX

November 30, 2024

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Fund Information

AB Pennsylvania Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Pennsylvania Portfolio (the “Portfolio”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.60%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Municipal Bond Index
11/14	$10,000	$10,000
05/15	$10,061	$10,071
05/16	$10,568	$10,662
05/17	$10,646	$10,818
05/18	$10,683	$10,938
05/19	$11,123	$11,639
05/20	$11,265	$12,102
05/21	$11,991	$12,675
05/22	$11,138	$11,814
05/23	$10,943	$11,872
05/24	$11,134	$12,189
11/24	$11,654	$12,743

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	4.47%	6.16%	0.55%	1.54%
Class C (with sales charges)	3.47%	5.16%	0.55%	1.54%
Bloomberg Municipal Bond Index	4.54%	4.93%	1.35%	2.45%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/APACX-S for the most recent performance information.

Class C: APACX

1

Key Fund Statistics

Net Assets	$47,579,575
# of Portfolio Holdings	74
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$0

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AA	28.5%
A	35.9%
BBB	14.6%
BB	11.1%
B	0.8%
Pre-refunded	0.3%
Not Rated	8.8%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: APACX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/APACX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: APACX

3

MIFII-PA-C-0154-1124

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

NOV 11.30.24

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 97.6%
Arizona – 85.2%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$435	$435,556
Arizona Health Facilities Authority (Pre-refunded – US Treasuries) Series 2014-A 5.00%, 12/01/2034	3,000	3,000,000
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	979	943,562
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)	500	506,767
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	996,072
4.00%, 11/01/2050	2,000	1,946,432
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	250	235,278
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,521,294
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	910,221
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b)(c)(d)	300	9,000

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	$2,300	$2,389,945
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,000	1,083,223
Series 2021 4.00%, 02/01/2038	1,500	1,526,700
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	516,521
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043(b)(c)	1,000	550,000
5.00%, 05/01/2048(b)(c)	1,100	605,000
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	2,000	2,218,034
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,054,240
Series 2024 4.00%, 06/01/2049	2,000	2,022,044
City of Buckeye AZ Excise Tax Revenue Series 2015 5.00%, 07/01/2035	3,450	3,480,595
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,777,921
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	774,020
Series 2019 5.00%, 07/01/2049	2,500	2,609,484
Series 2019-B 4.00%, 07/01/2038	2,200	2,197,855
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	1,075,505

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	$5,000	$5,109,261
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	948,396
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,004,364
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	250	246,130
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,026,325
5.00%, 07/01/2042	1,250	1,274,626
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	335	366,282
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	1,590	1,708,106
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,200	1,209,028
Series 2021 4.00%, 02/15/2051	580	489,203
4.00%, 02/15/2041	205	186,388
4.00%, 02/15/2046	345	302,960

abfunds.com	AB MUNICIPAL INCOME FUND II | 3

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	$990	$799,122
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2035	2,000	2,068,981
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	856,303
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	452,758
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	768,278
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,000	1,109,244
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)	500	504,419
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(a)	250	263,656
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2036	750	757,648
5.00%, 07/01/2047	1,700	1,705,295
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	250	256,647
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	1,500	1,531,307

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	$1,000	$1,007,224
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050	1,500	1,636,573
Series 2024-A 5.00%, 01/01/2044	1,000	1,133,605
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	2,764,194
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	817,355
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	264,850
University of Arizona (The) (Pre-refunded – US Treasuries) Series 2014 5.00%, 08/01/2033	1,765	1,769,325
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054	1,000	1,093,911

		70,817,033

Alabama – 1.3%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055(e)	1,000	1,088,120

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	242,585

abfunds.com	AB MUNICIPAL INCOME FUND II | 5

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	$520	$530,060

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2023 5.25%, 10/01/2031	150	161,340
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	310,331
Guam Power Authority Series 2017-A 5.00%, 10/01/2040	705	723,561
Territory of Guam Series 2019 5.00%, 11/15/2031	65	66,506
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	977,248

		2,238,986

Illinois – 1.7%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	344,257
Chicago O’Hare International Airport Series 2024-A 5.50%, 01/01/2059	1,000	1,092,543

		1,436,800

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(d)	135	63,476

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,020,152

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	$500	$501,103

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,964

North Carolina – 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	260,683
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	500,261

		760,944

Puerto Rico – 2.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	144	99,409
4.00%, 07/01/2046	103	98,234
Series 2022-C Zero Coupon, 11/01/2043	17	10,313
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	265,029
5.00%, 07/01/2035(a)	250	261,827
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,843
NATL Series 2007-V 5.25%, 07/01/2032	150	149,776
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	28	27,848
6.625%, 01/01/2028	214	212,219

abfunds.com	AB MUNICIPAL INCOME FUND II | 7

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(f)(g)	$50	$48,284
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	200	241,180
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	109,262
Series 2019-A 4.329%, 07/01/2040	5	4,991
5.00%, 07/01/2058	480	481,916

		2,111,131

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	162,262

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	91,804

Total Municipal Obligations (cost $84,092,693)		81,116,420

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	107	103,658
5.25%, 07/01/2036	107	107,227

Total Asset-Backed Securities (cost $212,800)		210,885

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c)(f)(g) (cost $84,582)	4,712	$13,712

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 1.5%
U.S. Treasury Bills – 1.2%
U.S. Treasury Bill Zero Coupon, 01/30/2025 (cost $992,726)	$1,000	992,699

	Shares
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(h)(i)(j) (cost $231,637)	231,637	231,637

Total Short-Term Investments (cost $1,224,363)		1,224,336

Total Investments – 99.4% (cost $85,614,438)		82,565,353
Other assets less liabilities – 0.6%		517,462

Net Assets – 100.0%		$83,082,815

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,410	10/15/2028	CPI#	2.565%	Maturity	$6,335	$	– 0	–	$6,335
USD	1,270	10/15/2028	CPI#	2.594%	Maturity	7,079		651		6,428
USD	1,834	10/15/2029	2.516%	CPI#	Maturity	(6,416)		– 0	–	(6,416)
USD	1,833	10/15/2029	2.451%	CPI#	Maturity	(951)		– 0	–	(951)
USD	1,833	10/15/2029	2.499%	CPI#	Maturity	(4,978)		– 0	–	(4,978)
USD	1,490	10/15/2030	CPI#	2.531%	Maturity	7,918		– 0	–	7,918
USD	1,330	10/15/2030	CPI#	2.581%	Maturity	10,693		1,218		9,475

						$19,680		$1,869		$17,811

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 9

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(317,778)	$	– 0	–	$(317,778)
USD	2,300	07/31/2029	1 Day SOFR	3.975%	Annual	13,140		– 0	–	13,140
USD	734	10/15/2029	1 Day SOFR	3.814%	Annual	1,882		– 0	–	1,882
USD	733	10/15/2029	1 Day SOFR	3.740%	Annual	(642)		– 0	–	(642)
USD	733	10/15/2029	1 Day SOFR	3.761%	Annual	45		– 0	–	45
USD	650	11/01/2030	1 Day SOFR	3.641%	Annual	(3,211)		– 0	–	(3,211)
USD	2,300	07/31/2031	1 Day SOFR	3.972%	Annual	27,227		– 0	–	27,227
USD	2,200	07/31/2031	1 Day SOFR	4.059%	Annual	37,990		232		37,758
USD	1,200	07/31/2031	1 Day SOFR	4.087%	Annual	22,807		134		22,673
USD	1,400	08/15/2031	1 Day SOFR	3.450%	Annual	(23,787)		– 0	–	(23,787)
USD	700	09/15/2031	1 Day SOFR	3.768%	Annual	2,244		– 0	–	2,244
USD	800	12/03/2031	1 Day SOFR	3.732%	Annual	1,588		– 0	–	1,588
USD	1,500	08/15/2034	3.446%	1 Day SOFR	Annual	36,189		– 0	–	36,189
USD	1,300	08/15/2034	3.264%	1 Day SOFR	Annual	50,737		38		50,699
USD	1,200	08/15/2034	3.314%	1 Day SOFR	Annual	40,354		– 0	–	40,354
USD	800	08/15/2034	3.304%	1 Day SOFR	Annual	29,746		– 0	–	29,746

						$(81,469)		$404		$(81,873)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$135,604	$	– 0	–	$135,604

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $7,255,138 or 8.7% of net assets.

(b)	Defaulted.

(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/09/2022 - 06/10/2022	$336,463	$9,000	0.01%

10 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	$139,257	$63,476	0.08%

(e)	When-Issued or delayed delivery security.

(f)	Fair valued by the Adviser.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 11

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.2%
Long-Term Municipal Bonds – 93.8%
Massachusetts – 81.0%
Bristol-Plymouth Regional Vocational Technical School District/MA Series 2024 4.00%, 02/28/2025	$1,000	$1,002,320
City of Boston MA Series 2023 5.00%, 11/01/2041	1,000	1,151,572
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	3,060	3,672,226
City of Worcester MA Series 2024 5.00%, 02/15/2025	7,730	7,761,540
AGM Series 2022 3.00%, 02/01/2046	2,600	2,178,608
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,104,458
Series 2018-A 5.00%, 01/01/2042	5,000	5,220,415
Series 2022-B 3.00%, 02/01/2045	4,965	4,241,512
Series 2022-C 5.00%, 10/01/2052	2,005	2,165,430
Series 2023 5.00%, 05/01/2053	2,000	2,171,662
Series 2023-B 5.00%, 05/01/2041	2,000	2,245,588
Series 2024-A 5.00%, 01/01/2040	1,000	1,140,444
Series 2024-B 5.00%, 05/01/2054	5,000	5,462,741
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	792	779,258
Commonwealth of Massachusetts Transportation Fund Revenue Series 2022 5.00%, 06/01/2050	2,000	2,136,606
Series 2022-B 5.00%, 06/01/2052	3,000	3,235,250

12 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2023 5.00%, 06/01/2053	$1,405	$1,527,630
Series 2023-B 5.00%, 06/01/2051	3,000	3,272,657
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,003,831
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2040	1,000	1,031,957
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 07/01/2040	2,000	2,081,092
Series 2020 5.00%, 07/01/2050	3,000	3,125,122
Series 2023-A 5.25%, 07/01/2053	5,000	5,530,715
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040	600	680,916
5.00%, 02/01/2042	1,050	1,182,510
5.00%, 02/01/2044	1,500	1,678,579
Massachusetts Development Finance Agency Series 2021-G 5.00%, 07/01/2037	1,000	1,078,992
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,150	7,154,660
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,119,575
Series 2023 5.00%, 07/01/2034	2,000	2,292,987
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,757,051
Series 2023 4.375%, 07/01/2052	2,000	1,990,519
5.25%, 07/01/2048	2,000	2,154,577

abfunds.com	AB MUNICIPAL INCOME FUND II | 13

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	$1,795	$1,943,468
5.00%, 10/01/2039	1,780	1,917,983
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)	1,200	1,223,663
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2024-T 5.25%, 03/01/2054	2,000	2,210,819
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	700	715,056
5.00%, 01/01/2035	735	750,005
5.00%, 01/01/2036	1,000	1,019,146
5.25%, 01/01/2042	1,000	1,014,398
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,031,932
5.00%, 10/01/2034	2,100	2,125,690
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	1,003,410
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,076,408
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,820,754
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,000,147
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,200	3,230,820

14 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 07/01/2052	$1,000	$1,026,932
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(a)	2,000	2,007,502
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041	1,500	1,671,874
5.00%, 10/01/2042	5,000	5,553,961
Massachusetts Development Finance Agency (Pre-refunded – US Treasuries) Series 2019-A 5.00%, 06/01/2039	1,400	1,539,038
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	855,846
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	1,028,449
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2035	2,455	2,488,183
Series 2020-M 4.00%, 10/01/2050	1,000	804,775
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,930,451
5.00%, 07/01/2041	2,500	2,521,828
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	3,550	3,714,716
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,490,706
Series 2021-B 4.00%, 06/01/2050	1,000	855,508

abfunds.com	AB MUNICIPAL INCOME FUND II | 15

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	$1,250	$1,268,146
Series 2020-A 4.00%, 07/01/2045	1,400	1,192,273
Series 2021 4.00%, 07/01/2046	1,270	1,071,468
4.00%, 07/01/2051	1,000	809,653
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,046,685
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2023 5.00%, 10/01/2032	1,300	1,514,577
5.00%, 10/01/2033	1,000	1,179,924
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	1,018,729
Series 2024 8.50%, 10/01/2026	200	202,701
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,526,418
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,112,863
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035	1,710	2,036,699
Massachusetts Port Authority Series 2011-B 6.202%, 07/01/2031	2,000	2,088,488
Series 2019-A 5.00%, 07/01/2032	4,685	4,994,253
5.00%, 07/01/2038	2,500	2,634,618

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-C 5.00%, 07/01/2049	$1,000	$1,033,594
Series 2021-E 5.00%, 07/01/2051	1,000	1,042,540
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,111,474
Massachusetts Port Authority (Pre-refunded – US Treasuries) Series 2015-B 5.00%, 07/01/2045	1,000	1,008,970
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,204,151
Massachusetts School Building Authority (Pre-refunded – US Govt Agencies) Series 2015-B 5.00%, 01/15/2030	1,770	1,773,695
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034	1,000	1,080,052
Massachusetts Water Resources Authority (Pre-refunded – US Treasuries) Series 2016-C 5.00%, 08/01/2033	5,500	5,691,983
Town of Hingham MA Series 2024 4.00%, 02/14/2025	1,000	1,001,778
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,362,751
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,659,192
Series 2020 3.013%, 11/01/2043	2,000	1,547,707

		206,121,850

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Alabama – 1.8%
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	$1,200	$1,206,508
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	1,000	1,071,230
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,200	1,284,307
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,051,768

		4,613,813

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	395	425,871

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	729,747

California – 0.7%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,300	1,689,327

Connecticut – 0.4%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,017,722

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 0.0%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	$100	$86,970

Georgia – 0.5%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	1,200	1,216,848

Guam – 2.5%
Antonio B Won Pat International Airport Authority Series 2023 5.25%, 10/01/2036	100	107,851
5.375%, 10/01/2043	200	214,576
Series 2024-A 5.25%, 10/01/2043	615	657,815
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046	1,125	1,203,080
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	361,467
5.00%, 10/01/2040	1,420	1,457,386
Territory of Guam Series 2019 5.00%, 11/15/2031	170	173,940
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	2,203,694

		6,379,809

Illinois – 0.7%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	667,962
Illinois Finance Authority (Pre-refunded – US Treasuries) Series 2015 5.00%, 05/15/2037	1,050	1,058,286

		1,726,248

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	$250	$117,548

Kentucky – 0.4%
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The)) Series 2024-A 5.00%, 05/01/2055	1,000	1,062,180

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	93,536

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,202,379

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	469,230
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,032,308

		1,501,538

Pennsylvania – 0.4%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	1,000	1,052,370

Puerto Rico – 1.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	205	141,783
5.625%, 07/01/2029	120	129,462
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	610	646,670
5.00%, 07/01/2035(a)	500	523,653

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$240	$242,023
NATL Series 2007-V 5.25%, 07/01/2032	300	299,553
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	52	51,654
6.625%, 01/01/2028	397	393,632
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(c)(d)	92	89,558
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	600	723,502
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	200,033
Zero Coupon, 07/01/2046	1,000	336,948
Series 2019-A 4.329%, 07/01/2040	180	179,696
4.55%, 07/01/2040	22	22,069
5.00%, 07/01/2058	815	818,254

		4,798,490

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	310	304,856

Texas – 1.3%
North Texas Tollway Authority (Pre-refunded – US Govt Agencies) Series 2015-A 5.00%, 01/01/2034	1,000	1,001,240

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$1,200	$1,298,530
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,085,489

		3,385,259

Wisconsin – 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,011,582

Total Long-Term Municipal Bonds (cost $241,101,117)		238,537,943

Short-Term Municipal Notes – 1.4%
Massachusetts – 1.4%
Massachusetts Development Finance Agency Series 2024 3.10%, 03/01/2048(e)	2,700	2,700,000
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 2.80%, 07/01/2040(e)	945	945,000

Total Short-Term Municipal Notes (cost $3,645,000)		3,645,000

Total Municipal Obligations (cost $244,746,117)		242,182,943

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	214	207,316
5.25%, 07/01/2036	189	189,710
5.25%, 07/01/2041	82	79,380

Total Asset-Backed Securities (cost $482,786)		476,406

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.25%, 01/01/2024(f)(g) (cost $69,372)	$69	$69,372

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c)(d)(g) (cost $156,813)	8,741	25,436

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 2.7%
U.S. Treasury Bills – 2.2%
U.S. Treasury Bill Zero Coupon, 01/30/2025 (cost $5,459,996)	$5,500	5,459,843

	Shares
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(h)(i)(j) (cost $1,363,068)	1,363,068	1,363,068

Total Short-Term Investments (cost $6,823,064)		6,822,911

Total Investments – 98.1% (cost $252,278,152)		249,577,068
Other assets less liabilities – 1.9%		4,809,113

Net Assets – 100.0%		$254,386,181

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	1,390	01/15/2027	CPI#	3.466%	Maturity	$(60,288)	$(1,189)		$(59,099)
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	911,967	– 0	–	911,967
USD	1,770	01/15/2028	1.230%	CPI#	Maturity	340,036	– 0	–	340,036
USD	8,170	10/15/2028	CPI#	2.565%	Maturity	36,707	– 0	–	36,707
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(99,008)	– 0	–	(99,008)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	11,638	– 0	–	11,638
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(38,101)	– 0	–	(38,101)
USD	5,587	10/15/2029	2.516%	CPI#	Maturity	(19,547)	– 0	–	(19,547)
USD	5,582	10/15/2029	2.451%	CPI#	Maturity	(2,895)	– 0	–	(2,895)
USD	5,581	10/15/2029	2.499%	CPI#	Maturity	(15,155)	– 0	–	(15,155)
USD	870	01/15/2030	1.572%	CPI#	Maturity	154,780	– 0	–	154,780
USD	870	01/15/2030	1.587%	CPI#	Maturity	153,538	– 0	–	153,538
USD	8,580	10/15/2030	CPI#	2.531%	Maturity	45,593	– 0	–	45,593
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	88,004	– 0	–	88,004
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	88,215	– 0	–	88,215
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	46,412	– 0	–	46,412
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(31,109)	– 0	–	(31,109)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(42,204)	– 0	–	(42,204)

						$1,568,583	$(1,189)		$1,569,772

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,100	07/31/2029	1 Day SOFR	4.109%	Annual	$60,628	$	– 0	–	$60,628
USD	1,502	10/15/2029	1 Day SOFR	3.814%	Annual	3,852		– 0	–	3,852
USD	1,499	10/15/2029	1 Day SOFR	3.740%	Annual	(1,301)		– 0	–	(1,301)
USD	1,499	10/15/2029	1 Day SOFR	3.761%	Annual	91		– 0	–	91
USD	5,600	07/31/2030	1 Day SOFR	4.615%	Annual	245,102		– 0	–	245,102
USD	9,700	11/01/2030	1 Day SOFR	4.492%	Annual	395,076		– 0	–	395,076
USD	4,300	11/01/2030	1 Day SOFR	4.518%	Annual	182,774		– 0	–	182,774
USD	6,900	07/31/2031	1 Day SOFR	4.059%	Annual	119,151		727		118,424
USD	2,700	07/31/2031	1 Day SOFR	3.972%	Annual	31,962		– 0	–	31,962
USD	4,110	09/15/2031	1 Day SOFR	3.527%	Annual	(49,645)		(349)		(49,296)
USD	2,100	09/15/2031	1 Day SOFR	3.768%	Annual	6,731		– 0	–	6,731
USD	4,500	12/19/2033	3.571%	1 Day SOFR	Annual	115,933		– 0	–	115,933
USD	3,200	08/15/2034	3.304%	1 Day SOFR	Annual	118,984		– 0	–	118,984
USD	2,456	08/15/2034	3.844%	1 Day SOFR	Annual	(28,318)		– 0	–	(28,318)
USD	1,180	08/15/2034	3.183%	1 Day SOFR	Annual	53,340		– 0	–	53,340
USD	1,170	08/15/2034	3.450%	1 Day SOFR	Annual	29,174		– 0	–	29,174
USD	954	08/15/2034	3.856%	1 Day SOFR	Annual	(11,935)		– 0	–	(11,935)

						$1,271,599		$378		$1,271,221

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	$244,897	$	– 0	–	$244,897

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $5,132,215 or 2.0% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	$257,877	$117,548	0.05%

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Defaulted matured security.

(g)	Non-income producing security.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.2%
Long-Term Municipal Bonds – 97.2%
Minnesota – 97.2%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,696,750
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	234,558
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029	200	200,201
5.00%, 11/01/2044	500	500,195
Series 2019 4.00%, 11/01/2041	850	804,557
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(a)	200	203,711
City of Hermantown MN Series 2024-B 4.00%, 02/01/2041	1,035	1,057,573
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,025,610
City of Minneapolis MN (Allina Health Obligated Group) Series 2023-A 5.00%, 11/15/2052	1,000	1,066,032
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036	1,000	1,039,707
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	200	203,754
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2054	1,000	1,074,600

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of St. Paul MN Water Revenue Series 2023-A 4.00%, 12/01/2045	$1,000	$1,029,625
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	398,146
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	161,475
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	1,200	1,203,702
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	370,210
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,664,569
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,006,803
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	111,964
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(b)	100	81,132
4.00%, 06/01/2051(b)	125	91,239
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	420,597
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	1,000	1,047,254

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.25%, 01/01/2049	$1,415	$1,530,070
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	1,000	909,034
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	505,323
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,103,810
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	1,000	887,168
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	809,888
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	51,980
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,014,406
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	752,441
New Prague Independent School District No. 721 (Pre-refunded – US Treasuries) Series 2015-A 4.00%, 02/01/2032	900	900,954
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	953,406
3.00%, 02/01/2039	1,000	933,392

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northern Municipal Power Agency Series 2017 5.00%, 01/01/2041	$700	$716,659
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	1,000	1,042,853
Western Minnesota Municipal Power Agency Series 2019-A 3.156%, 01/01/2039	1,000	841,196

Total Municipal Obligations (cost $30,361,040)		29,646,544

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(c)(d)(e) (cost $139,908)	139,908	139,908

Total Investments – 97.7% (cost $30,500,948)		29,786,452
Other assets less liabilities – 2.3%		701,886

Net Assets – 100.0%		$30,488,338

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	570	01/15/2027	CPI#	3.466%	Maturity	$(24,723)	$(329)		$(24,394)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(22,131)	– 0	–	(22,131)
USD	80	01/15/2027	CPI#	3.320%	Maturity	(4,231)	– 0	–	(4,231)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	270,876	– 0	–	270,876
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	245,795	– 0	–	245,795
USD	980	10/15/2028	CPI#	2.565%	Maturity	4,403	– 0	–	4,403
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(26,656)	– 0	–	(26,656)
USD	620	01/15/2029	CPI#	3.735%	Maturity	2,982	– 0	–	2,982
USD	330	01/15/2029	CPI#	3.331%	Maturity	(10,059)	– 0	–	(10,059)
USD	667	10/15/2029	2.499%	CPI#	Maturity	(1,811)	– 0	–	(1,811)
USD	667	10/15/2029	2.516%	CPI#	Maturity	(2,334)	– 0	–	(2,334)
USD	666	10/15/2029	2.451%	CPI#	Maturity	(345)	– 0	–	(345)
USD	255	01/15/2030	1.572%	CPI#	Maturity	45,367	– 0	–	45,367
USD	255	01/15/2030	1.587%	CPI#	Maturity	45,002	– 0	–	45,002
USD	1,020	10/15/2030	CPI#	2.531%	Maturity	5,420	– 0	–	5,420

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	300	01/15/2031	2.680%	CPI#	Maturity	$23,420	$	– 0	–	$23,420
USD	300	01/15/2031	2.782%	CPI#	Maturity	20,309		– 0	–	20,309
USD	260	01/15/2032	CPI#	3.064%	Maturity	(8,088)		– 0	–	(8,088)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(11,551)		– 0	–	(11,551)

						$551,645		$(329)		$551,974

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	167	10/15/2029	1 Day SOFR	3.761%	Annual	$10	$	– 0	–	$10
USD	167	10/15/2029	1 Day SOFR	3.814%	Annual	428		– 0	–	428
USD	166	10/15/2029	1 Day SOFR	3.740%	Annual	(144)		– 0	–	(144)
USD	800	04/30/2030	1 Day SOFR	3.369%	Annual	(22,578)		– 0	–	(22,578)
USD	710	04/30/2030	1 Day SOFR	3.075%	Annual	(31,442)		– 0	–	(31,442)
USD	200	01/08/2031	1 Day SOFR	3.580%	Annual	(4,194)		– 0	–	(4,194)
USD	740	04/30/2031	1 Day SOFR	4.285%	Annual	20,047		– 0	–	20,047
USD	500	09/15/2031	1 Day SOFR	3.689%	Annual	(893)		(73)		(820)
USD	460	09/15/2031	1 Day SOFR	3.533%	Annual	(5,515)		– 0	–	(5,515)
USD	300	09/15/2031	1 Day SOFR	3.768%	Annual	962		– 0	–	962

						$(43,319)		$(73)		$(43,246)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	$67,600	$	– 0	–	$67,600

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the market value of this security amounted to $203,711 or 0.7% of net assets.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.57% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021	$103,294	$81,132	0.27%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021	127,531	91,239	0.30%

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

COP – Certificate of Participation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 95.9%
New Jersey – 84.7%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,079,322
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	475,039
Jersey City Board of Education AGM Series 2023 4.125%, 08/15/2042	1,000	1,034,909
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,323,639
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	485,392
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	2,000	1,871,261
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032	1,050	1,087,282
NATL Series 1997-A 7.425%, 02/15/2029	1,000	1,064,228
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,500	1,507,716
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	608	612,712
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,031,400

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	$1,000	$1,000,905
5.125%, 01/01/2034	500	500,508
5.50%, 01/01/2027	1,000	1,001,366
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,500	2,532,375
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,840,882
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039	1,000	1,150,187
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,000	1,001,078
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,525,437
New Jersey Educational Facilities Authority (Montclair State University, Inc.) AGM Series 2024 5.00%, 07/01/2041	1,000	1,138,627
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2017 5.00%, 07/01/2047	1,750	1,777,832
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041	2,000	2,007,391
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2024 4.125%, 07/01/2054	2,000	2,001,236

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051	$1,000	$1,000,259
Series 2024 5.25%, 07/01/2044	1,000	1,137,320
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,530,489
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,750	1,798,430
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2023-A 5.00%, 06/15/2039	1,000	1,118,208
AGM Series 2006-C Zero Coupon, 12/15/2033	1,000	736,023
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	1,250	703,504
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 5.00%, 06/15/2042	3,000	3,356,614
New Jersey Turnpike Authority Series 2024-A 4.00%, 01/01/2035	1,000	1,081,050
5.00%, 01/01/2034	1,000	1,166,156
Series 2024-C 5.00%, 01/01/2043	1,000	1,118,985
5.00%, 01/01/2044	1,000	1,115,602
New Jersey Turnpike Authority (Pre-refunded – US Treasuries) Series 2015-E 5.00%, 01/01/2034	1,000	1,001,405
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058	1,000	1,048,424

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	$3,445	$2,310,125
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,023,373
BAM Series 2022 5.25%, 11/01/2052	1,000	1,091,283
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,330	2,340,922
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,820	2,823,445

		59,552,341

Alabama – 1.5%
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	1,000	1,071,230

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	145	156,333

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	103,169

California – 1.9%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,000	1,299,482

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	99,627

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 2.6%
Guam Power Authority Series 2017-A 5.00%, 10/01/2040	$655	$672,245
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	723,722
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	429,989

		1,825,956

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	313,428

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,964

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	75,842

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b)(c)(d)(e)(f)	110	– 0	–
7.00%, 12/15/2043(b)(c)(d)(e)(f)	110	– 0	–

		– 0	–

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	165	151,071

Puerto Rico – 2.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	69,162
4.00%, 07/01/2046	100	95,221

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	$250	$265,029
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	156,307
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	24	24,255
6.625%, 01/01/2028	187	184,836
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(d)(e)	43	42,053
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	200	241,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	87,409
Series 2019-A 4.329%, 07/01/2040	10	9,983
5.00%, 07/01/2058	305	306,218

		1,481,641

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	145	142,594

Texas – 1.5%
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,082,108

Total Municipal Obligations (cost $66,554,308)		67,406,786

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	$119	$119,599
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049(b)(c)(f)	209	14,621

Total Asset-Backed Securities (cost $326,096)		134,220

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(b)(d)(e) (cost $73,616)	4,104	11,943

SHORT-TERM INVESTMENTS – 2.0%
U.S. Treasury Bills – 1.4%
U.S. Treasury Bill Zero Coupon, 12/17/2024 (cost $998,102)	1,000	998,104

	Shares
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(g)(h)(i) (cost $450,707)	450,707	450,707

Total Short-Term Investments (cost $1,448,809)		1,448,811

Total Investments – 98.1% (cost $68,402,829)		69,001,760
Other assets less liabilities – 1.9%		1,312,344

Net Assets – 100.0%		$70,314,104

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	370	01/15/2026	CPI#	3.766%	Maturity	$(14,005)	$	– 0	–	$(14,005)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	397,669		– 0	–	397,669
USD	1,270	01/15/2028	0.735%	CPI#	Maturity	291,737		– 0	–	291,737
USD	2,240	10/15/2028	CPI#	2.565%	Maturity	10,064		– 0	–	10,064
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(83,286)		– 0	–	(83,286)
USD	530	01/15/2029	CPI#	3.735%	Maturity	2,549		– 0	–	2,549
USD	240	01/15/2029	CPI#	3.408%	Maturity	(5,719)		– 0	–	(5,719)
USD	1,534	10/15/2029	2.516%	CPI#	Maturity	(5,367)		– 0	–	(5,367)
USD	1,533	10/15/2029	2.451%	CPI#	Maturity	(795)		– 0	–	(795)
USD	1,533	10/15/2029	2.499%	CPI#	Maturity	(4,163)		– 0	–	(4,163)
USD	225	01/15/2030	1.572%	CPI#	Maturity	40,029		– 0	–	40,029
USD	225	01/15/2030	1.587%	CPI#	Maturity	39,708		– 0	–	39,708
USD	2,360	10/15/2030	CPI#	2.531%	Maturity	12,541		– 0	–	12,541
USD	450	01/15/2031	2.782%	CPI#	Maturity	30,463		– 0	–	30,463
USD	370	01/15/2031	2.680%	CPI#	Maturity	28,885		– 0	–	28,885

						$740,310	$	– 0	–	$740,310

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,500	07/31/2029	1 Day SOFR	4.461%	Annual	$42,037	$	– 0	–	$42,037
USD	801	10/15/2029	1 Day SOFR	3.814%	Annual	2,054		– 0	–	2,054
USD	800	10/15/2029	1 Day SOFR	3.761%	Annual	49		– 0	–	49
USD	799	10/15/2029	1 Day SOFR	3.740%	Annual	(694)		– 0	–	(694)
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(39,511)		– 0	–	(39,511)
USD	1,000	07/31/2031	1 Day SOFR	3.877%	Annual	5,973		– 0	–	5,973
USD	870	07/31/2031	1 Day SOFR	3.736%	Annual	(2,417)		32		(2,449)
USD	2,000	08/15/2031	1 Day SOFR	3.450%	Annual	(33,982)		– 0	–	(33,982)
USD	1,020	09/15/2031	1 Day SOFR	3.527%	Annual	(12,321)		(87)		(12,234)
USD	600	09/15/2031	1 Day SOFR	3.768%	Annual	1,923		– 0	–	1,923
USD	900	08/15/2034	3.264%	1 Day SOFR	Annual	35,127		27		35,100
USD	840	08/15/2034	3.701%	1 Day SOFR	Annual	708		(14)		722
USD	630	08/15/2034	3.420%	1 Day SOFR	Annual	17,060		– 0	–	17,060

						$16,006		$(42)		$16,048

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA	*	Quarterly	$99,983	$	– 0	–	$99,983

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $742,967 or 1.1% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$110,000	$	– 0	–	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	110,000		– 0	–	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049	08/29/2018	207,453		14,621		0.02%

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 18.8% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 95.4%
Ohio – 89.8%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$984,583
American Municipal Power, Inc. (American Municipal Power AMP Fremont Energy Center Revenue) Series 2021 4.00%, 02/15/2037	1,000	1,019,245
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039	2,000	2,019,236
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	500	457,790
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	475,888
5.00%, 12/01/2037	1,700	1,756,186
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,034
City of Reynoldsburg OH Series 2024 4.00%, 12/01/2042	690	699,734
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,162,151
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	470	399,685
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,703,332
County of Cuyahoga Series 2024 4.00%, 12/01/2041	2,200	2,198,263

42 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	$1,400	$1,431,538
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	190,078
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	615	616,037
5.80%, 05/20/2044	1,150	1,151,416
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	145	130,003
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,061,014
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	483,716
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	177,966
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	220	245,947
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	442,662
JobsOhio Beverage System Series 2023 4.433%, 01/01/2033	915	911,083
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,072,084

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028	$800	$863,248
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2024 3.75%, 01/01/2029	1,000	994,735
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	1,000	1,015,459
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	628,001
Ohio Higher Educational Facility Commission Series 2016 4.375%, 05/01/2042	1,000	1,000,470
Series 2020 5.00%, 07/01/2035	990	1,074,172
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,054,570
5.25%, 01/01/2052	1,000	1,047,457
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,024,839
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,879,312
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2042	1,045	1,077,939
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	2,000	2,164,078
Ohio State University (The) Series 2023 5.25%, 12/01/2046	2,000	2,249,769
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	1,000	1,128,638

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2063	$1,000	$1,057,252
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	407,888
State of Ohio Series 2021-A 4.00%, 06/15/2037	1,115	1,159,417
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	1,000	955,290
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,081,448
University of Toledo Series 2023-B 4.099% (SOFR + 0.90%), 06/01/2036(b)(c)	1,955	1,913,984

		46,592,637

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	150,942

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	103,169

California – 0.4%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	220,104
State of California Series 2004 5.25%, 04/01/2029	5	5,011

		225,115

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	$415	$423,905

Guam – 0.2%
Antonio B Won Pat International Airport Authority Series 2023 5.25%, 10/01/2031	100	107,560

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	100	47,019

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	215	215,279

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	51,964

North Carolina – 0.7%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	375,195

Puerto Rico – 1.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	265,029
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,843

46 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	$21	$20,662
6.625%, 01/01/2028	159	157,453
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(d)(e)	37	35,823
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	120,590
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	84,047
Series 2019-A 4.329%, 07/01/2040	5	4,992
5.00%, 07/01/2058	100	100,399

		889,838

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	122,926

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	221,788

Total Long-Term Municipal Bonds (cost $50,168,139)		49,527,337

Short-Term Municipal Notes – 0.5%
Ohio – 0.5%
County of Montgomery OH Series 2019 3.15%, 11/15/2045(f) (cost $255,000)	255	255,000

Total Municipal Obligations (cost $50,423,139)		49,782,337

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Fixed Rate – 0.4%
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049(b)(g)(h)	$362	$25,305
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	99	95,685
5.25%, 07/01/2036	99	98,979

Total Asset-Backed Securities (cost $555,483)		219,969

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d)(e)(g) (cost $62,685)	3,496	10,173

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 1.9%
U.S. Treasury Bills – 1.4%
U.S. Treasury Bill Zero Coupon, 01/30/2025 (cost $694,908)	700	694,889

	Shares
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(i)(j)(k) (cost $251,423)	251,423	251,423

Total Short-Term Investments (cost $946,331)		946,312

Total Investments – 98.2% (cost $51,987,638)		50,958,791
Other assets less liabilities – 1.8%		950,717

Net Assets – 100.0%		$51,909,508

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,410	10/15/2028	CPI#	2.565%	Maturity	$6,335	$	– 0	–	$6,335
USD	967	10/15/2029	2.499%	CPI#	Maturity	(2,626)		– 0	–	(2,626)
USD	967	10/15/2029	2.516%	CPI#	Maturity	(3,383)		– 0	–	(3,383)
USD	966	10/15/2029	2.451%	CPI#	Maturity	(501)		– 0	–	(501)
USD	1,490	10/15/2030	CPI#	2.531%	Maturity	7,918		– 0	–	7,918

						$7,743	$	– 0	–	$7,743

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	670	01/15/2027	1 Day SOFR	4.217%	Annual	$(2,726)	$	– 0	–	$(2,726)
USD	1,400	07/31/2029	1 Day SOFR	4.032%	Annual	11,694		– 0	–	11,694
USD	805	07/31/2029	1 Day SOFR	3.988%	Annual	5,080		– 0	–	5,080
USD	534	10/15/2029	1 Day SOFR	3.814%	Annual	1,369		– 0	–	1,369
USD	533	10/15/2029	1 Day SOFR	3.740%	Annual	(467)		– 0	–	(467)
USD	533	10/15/2029	1 Day SOFR	3.761%	Annual	33		– 0	–	33
USD	900	07/31/2031	1 Day SOFR	4.059%	Annual	15,542		95		15,447
USD	950	09/15/2031	1 Day SOFR	3.897%	Annual	10,536		– 0	–	10,536
USD	700	12/03/2031	1 Day SOFR	3.732%	Annual	1,389		– 0	–	1,389

						$42,450		$95		$42,355

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA	*	Quarterly	$95,125	$	– 0	–	$95,125

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $1,704,517 or 3.3% of net assets.

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.83% of net assets as of November 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049	08/29/2018	$359,053	$25,305	0.05%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	103,151	47,019	0.09%
University of Toledo Series 2023-B 4.099%, 06/01/2036	06/30/2023	1,955,000	1,913,984	3.69%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2024.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Non-income producing security.

(h)	Defaulted.

(i)	Affiliated investments.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.9%
Long-Term Municipal Bonds – 99.9%
Pennsylvania – 89.4%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	$1,600	$1,658,843
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(a)	480	484,498
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	525	522,052
6.00%, 06/30/2044(b)	262	188,913
8.00%, 06/30/2034	115	119,261
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	433,358
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,034,399
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	646,467
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	200	211,131
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	270	270,419
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036	300	291,798
4.00%, 05/01/2041	250	231,403

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	$1,000	$1,042,643
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,650,303
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	450	476,561
5.00%, 07/01/2035	750	792,882
5.00%, 07/01/2036	1,000	1,055,509
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	642,587
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,630,332
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	676,993
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2059	535	553,082
Lehigh County General Purpose Authority (Muhlenberg College) Series 2024 5.25%, 02/01/2054	1,000	1,052,794
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,124,031
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	1,000	1,044,669

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	$765	$617,831
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	523,518
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	1,000	1,106,285
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,013,013
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	227,102
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.56% (MUNIPSA + 0.70%), 11/15/2047(c)	1,000	993,342
Pennsylvania Economic Development Financing Authority (Villanova University) Series 2024 5.00%, 08/01/2049	1,000	1,093,307
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	494,954
Series 2020-D 2.79%, 09/01/2043	1,000	797,035
Pennsylvania Turnpike Commission Series 2021-C 4.00%, 12/01/2043	1,290	1,297,705
Series 2024 5.00%, 12/01/2038	1,000	1,148,295

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	$1,000	$1,065,464
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.03% (MUNIPSA + 0.85%), 07/15/2041(c)	1,000	1,000,282
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	401,084
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	185	189,904
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	416,558
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	1,013,382
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	2,000	2,190,320
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(a)	500	516,099
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2040	1,200	1,336,784
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.006% (SOFR + 0.80%), 09/01/2040(a)(c)	2,000	1,954,586
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	750	793,058
Series 2023-A 5.25%, 09/01/2043	1,000	1,115,784

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2034	$800	$840,262
5.00%, 12/01/2035	500	524,378
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029	865	894,976
State Public School Building Authority (Pre-refunded – US Treasuries) AGM Series 2016 5.00%, 12/01/2029	135	140,799

		42,541,035

Alabama – 2.3%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055(d)	1,000	1,088,120

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	145,551

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	103,169

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2023 5.25%, 10/01/2031	100	107,560
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	170	169,444
Guam Power Authority Series 2017-A 5.00%, 10/01/2040	525	538,822
Territory of Guam Series 2019 5.00%, 11/15/2031	65	66,506

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	$150	$150,776

		1,033,108

Illinois – 2.3%
Chicago O’Hare International Airport Series 2024-A 5.50%, 01/01/2059	1,000	1,092,543

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	36,375

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	370	371,734

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	175	175,420

Puerto Rico – 1.7%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	69,163
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,843
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	20	20,213
6.625%, 01/01/2028	156	154,030
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(e)(f)	36	35,044

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	$100	$120,590
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	84,047
Series 2019-A 5.00%, 07/01/2058	250	250,998

		834,928

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	118,009

Total Municipal Obligations (cost $47,397,365)		47,539,992

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(e)(f)(g) (cost $61,349)	3,420	9,952

	Shares

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(h)(i)(j) (cost $227,491)	227,491	227,491

Total Investments – 100.4% (cost $47,686,205)		47,777,435
Other assets less liabilities – (0.4)%		(197,860)

Net Assets – 100.0%		$47,579,575

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,560	10/15/2028	CPI#	2.565%	Maturity	$7,009	$	– 0	–	$7,009
USD	1,067	10/15/2029	2.499%	CPI#	Maturity	(2,897)		– 0	–	(2,897)
USD	1,067	10/15/2029	2.516%	CPI#	Maturity	(3,733)		– 0	–	(3,733)
USD	1,066	10/15/2029	2.451%	CPI#	Maturity	(553)		– 0	–	(553)
USD	1,640	10/15/2030	CPI#	2.531%	Maturity	8,715		– 0	–	8,715

						$8,541	$	– 0	–	$8,541

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$(33,763)	$	– 0	–	$(33,763)
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(57,839)		– 0	–	(57,839)
USD	900	07/31/2029	1 Day SOFR	4.461%	Annual	25,222		– 0	–	25,222
USD	434	10/15/2029	1 Day SOFR	3.814%	Annual	1,113		– 0	–	1,113
USD	433	10/15/2029	1 Day SOFR	3.740%	Annual	(376)		– 0	–	(376)
USD	433	10/15/2029	1 Day SOFR	3.761%	Annual	26		– 0	–	26
USD	850	04/30/2030	1 Day SOFR	3.075%	Annual	(37,642)		– 0	–	(37,642)
USD	800	11/01/2030	1 Day SOFR	4.190%	Annual	19,625		– 0	–	19,625
USD	3,000	07/31/2031	1 Day SOFR	4.059%	Annual	51,805		316		51,489
USD	800	07/31/2031	1 Day SOFR	3.616%	Annual	(8,127)		– 0	–	(8,127)
USD	400	09/15/2031	1 Day SOFR	3.768%	Annual	1,282		– 0	–	1,282
USD	400	12/03/2031	1 Day SOFR	3.732%	Annual	794		– 0	–	794
USD	500	06/15/2034	3.543%	1 Day SOFR	Annual	8,661		61		8,600
USD	700	08/15/2034	3.545%	1 Day SOFR	Annual	11,833		– 0	–	11,833
USD	530	08/15/2034	3.917%	1 Day SOFR	Annual	(9,353)		– 0	–	(9,353)
USD	500	08/15/2034	3.264%	1 Day SOFR	Annual	19,515		15		19,500
USD	500	08/15/2034	3.446%	1 Day SOFR	Annual	12,063		– 0	–	12,063
USD	300	08/15/2034	3.304%	1 Day SOFR	Annual	11,155		– 0	–	11,155

						$15,994		$392		$15,602

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA	*	Quarterly	$92,292	$	– 0 –	$92,292

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $5,388,810 or 11.3% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2024.

(d)	When-Issued or delayed delivery security.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)	Non-income producing security.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.4% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 97.9%
Virginia – 68.0%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$4,000	$4,002,198
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	585,764
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,041,861
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048	7,000	7,714,168
City of Richmond VA Public Utility Revenue (Pre-refunded – US Govt Agencies) Series 2016 5.00%, 01/15/2034	5,000	5,117,867
County of Fairfax VA Series 2023-A 4.00%, 10/01/2041	4,445	4,588,753
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	2,955,953
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	645	638,486
Fairfax County Economic Development Authority (Pre-refunded – US Treasuries) Series 2016 4.00%, 04/01/2035	415	421,466
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048	1,500	1,501,360

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022 4.00%, 05/15/2042	$2,000	$2,021,660
Greater Richmond Convention Center Authority (Pre-refunded – US Treasuries) Series 2015 5.00%, 06/15/2030	3,000	3,030,880
5.00%, 06/15/2031	2,000	2,020,587
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,758,534
Hampton Roads Transportation Accountability Commission (Pre-refunded – US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	2,000	2,061,236
Hampton Roads Transportation Accountability Commission (Pre-refunded – US Treasuries) Series 2018-A 5.00%, 07/01/2035	4,000	4,279,984
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,056,738
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,358,751
Series 2024-A 6.875%, 12/01/2058	500	556,342
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,509,529
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,769,636
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	3,020,796

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	$960	$947,054
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,025,390
4.00%, 07/01/2038	1,550	1,577,223
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,156,623
5.00%, 09/01/2038	1,535	1,562,393
5.00%, 09/01/2043	1,000	1,007,460
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	1,072,600
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	1,085	1,092,883
5.00%, 12/01/2039	1,000	1,048,859
Southampton County Industrial Development Authority (PRTI-Virginia One LLC) Series 2023 4.875%, 11/01/2053	2,000	1,999,989
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,004,091
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,000	1,906,334
University of Virginia Series 2020 2.256%, 09/01/2050	1,000	621,105
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	370	342,292

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	$500	$570,298
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,000	817,348
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,534,143
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036	3,125	3,065,867
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,671,389
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,047,089
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035	2,000	2,029,804
5.00%, 07/01/2036	4,160	4,216,269
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	2,000	2,243,843
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,024
Series 2016-C 4.00%, 11/01/2034	2,000	2,020,579
Virginia Small Business Financing Authority Series 2024 4.00%, 11/01/2052	4,000	4,003,072

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	$4,580	$4,881,101
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,436,701
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2040	4,825	4,715,464
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,128,318
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	3,350	3,380,479
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024-A 4.50%, 12/01/2044	2,000	2,003,814
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,385,356
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,000,049
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,026,877
5.00%, 01/01/2035	1,500	1,518,987

		134,093,716

Alabama – 3.2%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2024-B 5.00%, 10/01/2055	1,000	1,070,701

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	$1,000	$1,005,423
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	1,000	1,071,230
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,070,256
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,051,768
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 11/01/2055	1,000	1,080,502

		6,349,880

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	452,825

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	206,338
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	779,503

		985,841

California – 1.2%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,000	1,005,288

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	$1,000	$1,299,483

		2,304,771

District of Columbia – 15.2%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	2,330	2,416,775
Series 2020-A 4.00%, 10/01/2035	2,000	2,008,309
Series 2021-A 5.00%, 10/01/2046	5,000	5,245,518
Series 2024-A 5.00%, 10/01/2038	2,250	2,429,540
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2009 Zero Coupon, 10/01/2037	5,000	3,023,171
Series 2010-B 6.50%, 10/01/2044(b)	4,300	4,733,973
Series 2019 5.00%, 10/01/2034	1,500	1,591,050
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	1,145	1,200,174
5.00%, 07/01/2032	3,950	4,135,674
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2048	3,000	3,249,221

		30,033,405

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	104,658

Guam – 3.5%
Antonio B Won Pat International Airport Authority Series 2024-A 5.25%, 10/01/2041	1,000	1,079,179

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	$1,095	$1,096,169
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,683,405
Territory of Guam Series 2019 5.00%, 11/15/2031	170	173,940
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,338,830
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,576,856

		6,948,379

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,218,500

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	88,339

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	75,842

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	486,609

Puerto Rico – 2.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	369	255,025

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2046	$103	$98,233
Series 2022-C Zero Coupon, 11/01/2043	17	10,313
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	855	906,398
5.00%, 07/01/2035(a)	250	261,827
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	236,981
NATL Series 2007-V 5.25%, 07/01/2032	300	299,553
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	50	49,857
6.625%, 01/01/2028	384	379,941
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(c)(d)	89	86,442
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	261,961
4.00%, 07/01/2040	295	278,846
5.00%, 07/01/2034	110	117,902
5.00%, 07/01/2035	115	122,710
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	500	602,919
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	187,425
Zero Coupon, 07/01/2046	1,000	336,948
Series 2019-A 4.329%, 07/01/2040	180	179,695

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2058	$955	$958,813

		5,631,789

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	290,105

Texas – 1.1%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(c)(d)(e)(f)	941	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,082,108
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,085,489

		2,167,597

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	667,069
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	91,804

		758,873

Total Municipal Obligations (cost $194,998,277)		192,991,129

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	156	151,500

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2036	$185	$185,585
5.25%, 07/01/2041	173	166,698

Total Asset-Backed Securities (cost $511,294)		503,783

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(c)(d)(f) (cost $151,336)	8,437	24,552

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(g)(h)(i) (cost $463,712)	463,712	463,712

Total Investments – 98.4% (cost $196,124,619)		193,983,176
Other assets less liabilities – 1.6%		3,194,963

Net Assets – 100.0%		$197,178,139

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,460	10/15/2028	CPI#	2.565%	Maturity	$29,024	$	– 0	–	$29,024
USD	4,420	10/15/2029	2.516%	CPI#	Maturity	(15,464)		– 0	–	(15,464)
USD	4,415	10/15/2029	2.451%	CPI#	Maturity	(2,290)		– 0	–	(2,290)
USD	4,415	10/15/2029	2.499%	CPI#	Maturity	(11,989)		– 0	–	(11,989)
USD	6,790	10/15/2030	CPI#	2.531%	Maturity	36,081		– 0	–	36,081

						$35,362	$	– 0	–	$35,362

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

70 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	4,200	07/31/2029	1 Day SOFR	4.461%	Annual	$117,705	$	– 0	–	$117,705
USD	2,200	10/15/2029	1 Day SOFR	3.785%	Annual	2,819		– 0	–	2,819
USD	734	10/15/2029	1 Day SOFR	3.814%	Annual	1,882		– 0	–	1,882
USD	733	10/15/2029	1 Day SOFR	3.740%	Annual	(636)		– 0	–	(636)
USD	733	10/15/2029	1 Day SOFR	3.761%	Annual	45		– 0	–	45
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	(194,854)		– 0	–	(194,854)
USD	500	07/31/2030	1 Day SOFR	3.806%	Annual	(47)		– 0	–	(47)
USD	2,300	11/01/2030	1 Day SOFR	4.105%	Annual	45,876		– 0	–	45,876
USD	4,700	07/31/2031	1 Day SOFR	4.059%	Annual	81,161		495		80,666
USD	3,000	08/15/2031	1 Day SOFR	3.524%	Annual	(37,512)		– 0	–	(37,512)
USD	3,480	09/15/2031	1 Day SOFR	3.415%	Annual	(70,776)		(210)		(70,566)
USD	2,600	08/15/2034	3.194%	1 Day SOFR	Annual	115,368		– 0	–	115,368

						$61,031		$285		$60,746

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$240,040	$	– 0	–	$240,040

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the aggregate market value of these securities amounted to $7,169,497 or 3.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Defaulted.

(f)	Non-income producing security.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

72 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

November 30, 2024 (unaudited)

	AB Arizona	AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $85,382,801 and $250,915,084, respectively)	$82,333,716	$248,214,000
Affiliated issuers (cost $231,637 and $1,363,068, respectively)	231,637	1,363,068
Cash	56	52,434
Cash collateral due from broker	318,358	914,447
Interest receivable	1,322,935	3,932,301
Unrealized appreciation on interest rate swaps	135,604	244,897
Receivable for variation margin on centrally cleared swaps	27,320	81,859
Receivable due from Adviser	24,945	22,508
Receivable for shares of beneficial interest sold	6,244	50,388
Affiliated dividends receivable	334	7,451

Total assets	84,401,149	254,883,353

Liabilities
Payable for investment securities purchased	1,061,740	– 0	–
Payable for shares of beneficial interest redeemed	84,499	119,482
Advisory fee payable	31,630	96,043
Custody and accounting fees payable	47,404	56,053
Administrative fee payable	28,180	31,816
Distribution fee payable	14,924	18,878
Dividends payable	12,048	124,215
Transfer Agent fee payable	1,580	1,943
Trustees’ fees payable	752	830
Accrued expenses	35,577	47,912

Total liabilities	1,318,334	497,172

Net Assets	$83,082,815	$254,386,181

Composition of Net Assets
Shares of beneficial interest, at par	$79,198	$242,168
Additional paid-in capital	87,436,148	257,256,809
Accumulated loss	(4,432,531)	(3,112,796)

	$83,082,815	$254,386,181

abfunds.com	AB MUNICIPAL INCOME FUND II | 73

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$66,149,803	6,305,974	$10.49	*

Class C	$1,086,711	103,726	$10.48

Advisor Class	$15,846,301	1,510,130	$10.49

AB Massachusetts Portfolio

Class A	$77,809,936	7,404,065	$10.51	*

Class C	$2,965,670	282,784	$10.49

Advisor Class	$173,610,575	16,529,989	$10.50

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $10.81 and $10.84, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,361,040 and $67,952,122, respectively)	$29,646,544		$68,551,053
Affiliated issuers (cost $139,908 and $450,707, respectively)	139,908		450,707
Cash collateral due from broker	144,108		249,048
Receivable for investment securities sold	– 0	–	80,000
Interest receivable	400,806		1,068,397
Affiliated dividends receivable	200		10,854
Receivable for shares of beneficial interest sold	180,860		20,438
Unrealized appreciation on interest rate swaps	67,600		99,983
Receivable due from Adviser	15,867		21,192
Receivable for variation margin on centrally cleared swaps	17,033		24,134

Total assets	30,612,926		70,575,806

Liabilities
Custody and accounting fees payable	47,398		48,815
Audit and tax fee payable	20,353		20,354
Payable for shares of beneficial interest redeemed	16,581		66,790
Advisory fee payable	11,584		26,639
Printing fee payable	8,479		8,316
Distribution fee payable	7,049		15,233
Transfer Agent fee payable	1,473		1,480
Trustees’ fees payable	712		709
Administrative fee payable	– 0	–	32,329
Dividends payable	4,301		32,792
Accrued expenses	6,658		8,245

Total liabilities	124,588		261,702

Net Assets	$30,488,338		$70,314,104

Composition of Net Assets
Shares of beneficial interest, at par	$31,444		$75,997
Additional paid-in capital	30,969,601		69,721,412
Distributable earnings (accumulated loss)	(512,707)		516,695

	$30,488,338		$70,314,104

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$29,582,031	3,051,019	$9.70	*

Class C	$906,307	93,377	$9.71

AB New Jersey Portfolio

Class A	$69,663,512	7,529,425	$9.25	*

Class C	$650,592	70,269	$9.26

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.00 and $9.54, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $51,736,215 and $47,458,714, respectively)	$50,707,368		$47,549,944
Affiliated issuers (cost $251,423 and $227,491, respectively)	251,423		227,491
Cash	64,408		107
Cash collateral due from broker	175,247		223,494
Receivable for investment securities sold	20,000		– 0	–
Interest receivable	717,495		674,669
Affiliated dividends receivable	5,217		979
Receivable for shares of beneficial interest sold	4,984		3,267
Unrealized appreciation on interest rate swaps	95,125		92,292
Receivable due from Adviser	16,473		14,181
Receivable for variation margin on centrally cleared swaps	35,625		19,587

Total assets	52,093,365		48,806,011

Liabilities
Payable for investment securities purchased	– 0	–	1,061,740
Payable for shares of beneficial interest redeemed	46,212		38,323
Custody and accounting fees payable	40,027		45,809
Audit and tax fee payable	20,353		19,355
Advisory fee payable	19,429		18,052
Distribution fee payable	11,750		10,315
Transfer Agent fee payable	1,342		1,394
Trustees’ fees payable	604		728
Dividends payable	11,012		11,865
Payable for terminated centrally cleared interest rate swaps	16,477		– 0	–
Accrued expenses	16,651		18,855

Total liabilities	183,857		1,226,436

Net Assets	$51,909,508		$47,579,575

Composition of Net Assets
Shares of beneficial interest, at par	$54,993		$48,360
Additional paid-in capital	56,235,021		48,380,791
Accumulated loss	(4,380,506)		(849,576)

	$51,909,508		$47,579,575

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$50,402,095	5,339,475	$9.44	*

Class C	$1,507,413	159,809	$9.43

AB Pennsylvania Portfolio

Class A	$47,129,203	4,790,213	$9.84	*

Class C	$450,372	45,766	$9.84

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $9.73 and $10.14, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $195,660,907)	$193,519,464
Affiliated issuers (cost $463,712)	463,712
Cash	103,841
Cash collateral due from broker	744,590
Interest receivable	2,786,368
Affiliated dividends receivable	3,395
Receivable for shares of beneficial interest sold	35,898
Unrealized appreciation on interest rate swaps	240,040
Receivable due from Adviser	17,407
Receivable for variation margin on centrally cleared swaps	74,421

Total assets	197,989,136

Liabilities
Payable for investment securities purchased	9,855
Payable for shares of beneficial interest redeemed	493,891
Advisory fee payable	75,234
Custody and accounting fees payable	62,101
Distribution fee payable	26,498
Transfer Agent fee payable	1,793
Trustees’ fees payable	678
Administrative fee payable	32,715
Dividends payable	63,827
Accrued expenses	44,405

Total liabilities	810,997

Net Assets	$197,178,139

Composition of Net Assets
Shares of beneficial interest, at par	$186,292
Additional paid-in capital	204,296,793
Accumulated loss	(7,304,946)

$197,178,139

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$106,580,321	10,070,469	$10.58	*

Class C	$4,619,677	437,643	$10.56

Advisor Class	$85,978,141	8,121,081	$10.59

*	The maximum offering price per share for Class A shares was $10.91 which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2024 (unaudited)

	AB Arizona	AB Massachusetts
Investment Income
Interest	$1,589,295	$4,528,866
Dividends – Affiliated issuers	33,582	81,815

Total income	1,622,877	4,610,681

Expenses
Advisory fee (see Note B)	187,929	556,085
Distribution fee – Class A	83,869	98,683
Distribution fee – Class C	6,388	16,049
Transfer agency – Class A	14,782	15,685
Transfer agency – Class C	296	688
Transfer agency – Advisor Class	3,337	32,772
Administrative	44,430	41,744
Custody and accounting	29,712	35,148
Audit and tax	23,853	24,851
Legal	18,816	19,532
Registration fees	11,124	12,886
Trustees’ fees	10,957	12,043
Printing	9,603	12,457
Miscellaneous	9,368	12,124

Total expenses	454,464	890,747
Less: expenses waived and reimbursed by the Adviser (see Note B)	(144,105)	(136,055)

Net expenses	310,359	754,692

Net investment income	1,312,518	3,855,989

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(2,915)	(800,766)
Swaps	(62,857)	364,700
Net change in unrealized appreciation of:
Investments	2,211,475	5,642,072
Swaps	370,795	265,728

Net gain on investment transactions	2,516,498	5,471,734

Net Increase in Net Assets from Operations	$3,829,016	$9,327,723

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$549,708	$1,390,238
Dividends – Affiliated issuers	6,753	33,458

Total income	556,461	1,423,696

Expenses
Advisory fee (see Note B)	69,758	151,914
Distribution fee – Class A	37,345	83,509
Distribution fee – Class C	5,636	3,552
Transfer agency – Class A	13,953	16,531
Transfer agency – Class C	575	193
Administrative	42,494	42,558
Custody and accounting	27,316	26,462
Audit and tax	24,851	24,851
Legal	18,641	18,753
Trustees’ fees	10,607	10,842
Printing	9,196	9,658
Registration fees	3,796	5,055
Miscellaneous	7,760	8,259

Total expenses	271,928	402,137
Less: expenses waived and reimbursed by the Adviser (see Note B)	(136,139)	(123,859)

Net expenses	135,789	278,278

Net investment income	420,672	1,145,418

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(148,970)	89,286
Swaps	4,399	123,216
Net change in unrealized appreciation of:
Investments	943,149	1,565,487
Swaps	224,793	67,614

Net gain on investment transactions	1,023,371	1,845,603

Net Increase in Net Assets from Operations	$1,444,043	$2,991,021

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$902,637	$995,685
Dividends – Affiliated issuers	18,387	11,952

Total income	921,024	1,007,637

Expenses
Advisory fee (see Note B)	102,226	108,832
Distribution fee – Class A	54,878	59,847
Distribution fee – Class C	7,658	2,463
Transfer agency – Class A	16,009	17,188
Transfer agency – Class C	590	191
Administrative	43,188	43,493
Custody and accounting	27,551	25,927
Audit and tax	24,851	23,853
Legal	18,841	18,686
Trustees’ fees	10,585	10,725
Printing	9,638	9,904
Registration fees	4,852	5,548
Miscellaneous	8,031	7,990

Total expenses	328,898	334,647
Less: expenses waived and reimbursed by the Adviser (see Note B)	(142,070)	(127,620)

Net expenses	186,828	207,027

Net investment income	734,196	800,610

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(48,138)	(114,388)
Swaps	(11,058)	(26,611)
Net change in unrealized appreciation of:
Investments	1,155,207	1,427,677
Swaps	155,226	219,981

Net gain on investment transactions	1,251,237	1,506,659

Contributions from Affiliates (see Note B)	3,084	– 0	–

Net Increase in Net Assets from Operations	$1,988,517	$2,307,269

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$3,646,482
Dividends – Affiliated issuers	64,275

Total income	3,710,757

Expenses
Advisory fee (see Note B)	445,729
Distribution fee – Class A	135,105
Distribution fee – Class C	25,226
Transfer agency – Class A	17,420
Transfer agency – Class C	865
Transfer agency – Advisor Class	13,693
Custody and accounting	34,997
Audit and tax	24,851
Legal	19,404
Printing	11,618
Trustees’ fees	11,576
Registration fees	11,282
Administrative	43,337
Miscellaneous	11,863

Total expenses	806,966
Less: expenses waived and reimbursed by the Adviser (see Note B)	(103,831)

Net expenses	703,135

Net investment income	3,007,622

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions	(825,976)
Swaps	(89,734)
Net change in unrealized appreciation of:
Investments	5,419,880
Swaps	581,645

Net gain on investment transactions	5,085,815

Net Increase in Net Assets from Operations	$8,093,437

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 83

STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,312,518	$2,642,281
Net realized gain (loss) on investment transactions	(65,772)	570,727
Net change in unrealized appreciation (depreciation) of investments	2,582,270	(681,496)

Net increase in net assets from operations	3,829,016	2,531,512
Distributions to Shareholders
Class A	(958,299)	(1,988,797)
Class C	(13,364)	(52,679)
Advisor Class	(235,658)	(399,473)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	45,597	(12,185,252)

Total increase (decrease)	2,667,292	(12,094,689)
Net Assets
Beginning of period	80,415,523	92,510,212

End of period	$83,082,815	$80,415,523

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,855,989	$6,807,802
Net realized loss on investment transactions	(436,066)	(2,214,538)
Net change in unrealized appreciation of investments	5,907,800	3,137,153

Net increase in net assets from operations	9,327,723	7,730,417
Distributions to Shareholders
Class A	(1,150,926)	(2,416,314)
Class C	(34,771)	(108,793)
Advisor Class	(2,616,996)	(4,308,545)
Transactions in Shares of Beneficial Interest
Net increase	16,202,071	28,195,590

Total increase	21,727,101	29,092,355
Net Assets
Beginning of period	232,659,080	203,566,725

End of period	$254,386,181	$232,659,080

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$420,672	$875,670
Net realized loss on investment transactions	(144,571)	(121,396)
Net change in unrealized appreciation (depreciation) of investments	1,167,942	(165,379)

Net increase in net assets from operations	1,444,043	588,895
Distributions to Shareholders
Class A	(376,319)	(730,761)
Class C	(9,838)	(22,907)
Transactions in Shares of Beneficial Interest
Net decrease	(1,181,190)	(4,897,025)

Total decrease	(123,304)	(5,061,798)
Net Assets
Beginning of period	30,611,642	35,673,440

End of period	$30,488,338	$30,611,642

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,145,418	$2,122,994
Net realized gain (loss) on investment transactions	212,502	(355,346)
Net change in unrealized appreciation (depreciation) of investments	1,633,101	(79,113)

Net increase in net assets from operations	2,991,021	1,688,535
Distributions to Shareholders
Class A	(1,103,024)	(2,023,212)
Class C	(9,005)	(32,493)
Transactions in Shares of Beneficial Interest
Net increase	5,162,385	2,087,139

Total increase	7,041,377	1,719,969
Net Assets
Beginning of period	63,272,727	61,552,758

End of period	$70,314,104	$63,272,727

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$734,196	$1,449,654
Net realized loss on investment transactions	(59,196)	(768,636)
Net change in unrealized appreciation of investments	1,310,433	903,580
Contributions from Affiliates (see Note B)	3,084	– 0	–

Net increase in net assets from operations	1,988,517	1,584,598
Distributions to Shareholders
Class A	(689,240)	(1,351,186)
Class C	(18,348)	(33,003)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	6,868,057	(7,542,854)

Total increase (decrease)	8,148,986	(7,342,445)
Net Assets
Beginning of period	43,760,522	51,102,967

End of period	$51,909,508	$43,760,522

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$800,610	$1,615,903
Net realized gain (loss) on investment transactions	(140,999)	245,970
Net change in unrealized appreciation (depreciation) of investments	1,647,658	(644,345)

Net increase in net assets from operations	2,307,269	1,217,528
Distributions to Shareholders
Class A	(741,482)	(1,499,825)
Class C	(5,746)	(16,598)
Transactions in Shares of Beneficial Interest
Net decrease	(1,158,696)	(3,633,524)

Total increase (decrease)	401,345	(3,932,419)
Net Assets
Beginning of period	47,178,230	51,110,649

End of period	$47,579,575	$47,178,230

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,007,622	$5,705,771
Net realized loss on investment transactions	(915,710)	(1,218,916)
Net change in unrealized appreciation of investments	6,001,525	414,033

Net increase in net assets from operations	8,093,437	4,900,888
Distributions to Shareholders
Class A	(1,526,423)	(2,864,329)
Class C	(52,411)	(113,702)
Advisor Class	(1,307,084)	(2,402,647)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	375,423	(15,794,931)

Total increase (decrease)	5,582,942	(16,274,721)
Net Assets
Beginning of period	191,595,197	207,869,918

End of period	$197,178,139	$191,595,197

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the

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“Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized

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modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2024:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$81,068,136		$48,284		$81,116,420
Asset-Backed Securities		– 0	–	210,885		– 0	–	210,885
Preferred Stocks		– 0	–	– 0	–	13,712		13,712
Short-Term Investments:
U.S. Treasury Bills		– 0	–	992,699		– 0	–	992,699
Investment Companies		231,637		– 0	–	– 0	–	231,637

Total Investments in Securities		231,637		82,271,720		61,996		82,565,353
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	32,025		– 0	–	32,025	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	263,949		– 0	–	263,949	(b)
Interest Rate Swaps		– 0	–	135,604		– 0	–	135,604
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(12,345)		– 0	–	(12,345	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(345,418)		– 0	–	(345,418	)(b)

Total		$231,637		$82,345,535		$61,996		$82,639,168

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AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$238,448,385		$89,558		$238,537,943
Short-Term Municipal Notes		– 0	–	3,645,000		– 0	–	3,645,000
Asset-Backed Securities		– 0	–	476,406		– 0	–	476,406
Collateralized Mortgage Obligations		– 0	–	69,372		– 0	–	69,372
Preferred Stocks		– 0	–	– 0	–	25,436		25,436
Short-Term Investments:
U.S. Treasury Bills		– 0	–	5,459,843		– 0	–	5,459,843
Investment Companies		1,363,068		– 0	–	– 0	–	1,363,068

Total Investments in Securities		1,363,068		248,099,006		114,994		249,577,068
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,876,890		– 0	–	1,876,890	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	1,362,798		– 0	–	1,362,798	(b)
Interest Rate Swaps		– 0	–	244,897		– 0	–	244,897
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(308,307)		– 0	–	(308,307	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(91,199)		– 0	–	(91,199	)(b)

Total		$1,363,068		$251,184,085		$114,994		$252,662,147

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$29,646,544		$ – 0	–	$29,646,544
Short-Term Investments		139,908		– 0	–	– 0	–	139,908

Total Investments in Securities		139,908		29,646,544		– 0	–	29,786,452

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Investments in Securities:	Level 1			Level 2		Level 3			Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$663,574		$	– 0	–	$663,574	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	21,447			– 0	–	21,447	(b)
Interest Rate Swaps		– 0	–	67,600			– 0	–	67,600
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(111,929)			– 0	–	(111,929	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(64,766)			– 0	–	(64,766	)(b)

Total		$139,908		$30,222,470		$	– 0	–	$30,362,378

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$67,364,733			$42,053	(c)	$67,406,786
Asset-Backed Securities		– 0	–	134,220			– 0	–	134,220
Preferred Stocks		– 0	–	– 0	–		11,943		11,943
Short-Term Investments:
U.S. Treasury Bills		– 0	–	998,104			– 0	–	998,104
Investment Companies		450,707		– 0	–		– 0	–	450,707

Total Investments in Securities		450,707		68,497,057			53,996	(c)	69,001,760
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	853,645			– 0	–	853,645	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	104,931			– 0	–	104,931	(b)
Interest Rate Swaps		– 0	–	99,983			– 0	–	99,983
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(113,335)			– 0	–	(113,335	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(88,925)			– 0	–	(88,925	)(b)

Total		$450,707		$69,353,356			$53,996	(c)	$69,858,059

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AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$49,491,514		$35,823		$49,527,337
Short-Term Municipal Notes		– 0	–	255,000		– 0	–	255,000
Asset-Backed Securities		– 0	–	219,969		– 0	–	219,969
Preferred Stocks		– 0	–	– 0	–	10,173		10,173
Short Term Investments:
U.S. Treasury Bills		– 0	–	694,889		– 0	–	694,889
Investment Companies		251,423		– 0	–	– 0	–	251,423

Total Investments in Securities		251,423		50,661,372		45,996		50,958,791
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	14,253		– 0	–	14,253	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	45,643		– 0	–	45,643	(b)
Interest Rate Swaps		– 0	–	95,125		– 0	–	95,125
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(6,510)		– 0	–	(6,510	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,193)		– 0	–	(3,193	)(b)

Total		$251,423		$50,806,690		$45,996		$51,104,109

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$47,504,948		$35,044		$47,539,992
Preferred Stocks		– 0	–	– 0	–	9,952		9,952
Short-Term Investments		227,491		– 0	–	– 0	–	227,491

Total Investments in Securities		227,491		47,504,948		44,996		47,777,435
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	15,724		– 0	–	15,724	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	163,094		– 0	–	163,094	(b)
Interest Rate Swaps		– 0	–	92,292		– 0	–	92,292

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Investments in Securities:	Level 1			Level 2		Level 3		Total
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	$	– 0	–	$(7,183)		$ – 0	–	$(7,183	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(147,100)		– 0	–	(147,100	)(b)

Total		$227,491		$47,621,775		$44,996		$47,894,262

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$192,904,687		$86,442	(c)	$192,991,129
Asset-Backed Securities		– 0	–	503,783		– 0	–	503,783
Preferred Stocks		– 0	–	– 0	–	24,552		24,552
Short-Term Investments		463,712		– 0	–	– 0	–	463,712

Total Investments in Securities		463,712		193,408,470		110,994	(c)	193,983,176
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	65,105		– 0	–	65,105	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	364,856		– 0	–	364,856	(b)
Interest Rate Swaps		– 0	–	240,040		– 0	–	240,040
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(29,743)		– 0	–	(29,743	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(303,825)		– 0	–	(303,825	)(b)

Total		$463,712		$193,744,903		$110,994	(c)	$194,319,609

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio held securities with zero market value at period end.

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3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital

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accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/	A
AB New Jersey	.82%	1.57%	N/	A
AB Ohio	.80%	1.55%	N/	A
AB Pennsylvania	.85%	1.60%	N/	A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2025 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2024, such reimbursements/waivers amounted to $142,869, $133,430, $93,442, $122,651, $98,232, $83,734 and $101,855 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2024, the reimbursement for such services amounted to $44,430, $41,744, $42,558 and $43,337 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio and AB Virginia Portfolio, respectively.

For the six months ended November 30, 2024, the Adviser voluntarily agreed to waive such fees in the amount of $42,494, $43,188 and $43,493 for AB Minnesota Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio, respectively.

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The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2024, such compensation retained by ABIS amounted to: $9,011, $12,323, $8,998, $9,004, $9,019, $9,001 and $9,237 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2024, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$ – 0	–	$	– 0	–	$22
AB Massachusetts	– 0	–		– 0	–	27
AB Minnesota	– 0	–		– 0	–	66
AB New Jersey	3			– 0	–	– 0	–
AB Ohio	24			– 0	–	– 0	–
AB Pennsylvania	69			– 0	–	350
AB Virginia	507			– 0	–	– 0	–

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by

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the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2024, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$1,236	Ohio	$650
Massachusetts	2,625	Pennsylvania	393
Minnesota	203	Virginia	1,976
New Jersey	1,208

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the six months ended November 30, 2024 is as follows:

Portfolio	Market Value 5/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
AB Arizona	$1,539	$11,291	$12,598	$232	$34
AB Massachusetts	338	38,136	37,111	1,363	82
AB Minnesota	926	3,701	4,487	140	7
AB New Jersey	884	14,207	14,640	451	33
AB Ohio	0	13,718	13,467	251	18
AB Pennsylvania	611	4,355	4,739	227	12
AB Virginia	5,010	22,746	27,292	464	64

During the six months ended November 30, 2024, the Adviser reimbursed the Ohio Municipal Portfolio $3,084 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,300,604
AB Massachusetts	4,193,942
AB Minnesota	2,897,837

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Portfolio	Class C
AB New Jersey	$3,853,906
AB Ohio	4,096,630
AB Pennsylvania	3,614,842
AB Virginia	3,568,189

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2024, were as follows:

	Purchases			Sales
Portfolio	Investments	Government Securities		Investments	Government Securities
AB Arizona	$6,250,630	$	– 0 –	$7,146,182	$	– 0 –
AB Massachusetts	26,826,957		– 0 –	11,225,531		– 0 –
AB Minnesota	4,486,928		– 0 –	4,544,124		– 0 –
AB New Jersey	10,357,355		– 0 –	9,136,002		– 0 –
AB Ohio	10,243,440		– 0 –	4,158,347		– 0 –
AB Pennsylvania	4,065,606		– 0 –	4,329,426		– 0 –
AB Virginia	29,942,550		– 0 –	23,163,694		– 0 –

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB Arizona	$1,365,364	$(4,342,907)	$(2,977,543)
AB Massachusetts	6,596,607	(6,211,801)	384,806
AB Minnesota	861,462	(999,630)	(138,168)
AB New Jersey	2,590,000	(1,134,728)	1,455,272
AB Ohio	659,918	(1,543,542)	(883,624)
AB Pennsylvania	1,106,421	(898,756)	207,665
AB Virginia	3,235,772	(5,041,067)	(1,805,295)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure

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to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/(depreciation) of swaps on the statement of operations.

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Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolios agree to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price

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of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2024, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2024, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to

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pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended November 30, 2024, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$293,701	*	Payable for variation margin on centrally cleared swaps	$357,763	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	135,604

Total		$429,305			$357,763

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(62,857)	$370,795

Total		$(62,857)	$370,795

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AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$3,238,961	*	Payable for variation margin on centrally cleared swaps	$397,968	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	244,897

Total		$3,483,858			$397,968

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$364,700	$265,728

Total		$364,700	$265,728

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$685,021	*	Payable for variation margin on centrally cleared swaps	$176,293	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	67,600

Total		$752,621			$176,293

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$4,399	$224,793

Total		$4,399	$224,793

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$958,563	*	Payable for variation margin on centrally cleared swaps	$202,205	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	99,983

Total		$1,058,546			$202,205

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$123,216	$67,614

Total		$123,216	$67,614

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AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$59,801	*	Payable for variation margin on centrally cleared swaps	$9,703	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	95,125

Total		$154,926			$9,703

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(11,058)	$155,226

Total		$(11,058)	$155,226

AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$178,426	*	Payable for variation margin on centrally cleared swaps	$154,283	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	92,292

Total		$270,718			$154,283

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(26,611)	$219,981

Total		$(26,611)	$219,981

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$429,466	*	Payable for variation margin on centrally cleared swaps	$333,358	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	240,040

Total		$669,506			$333,358

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(89,734)	$581,645

Total		$(89,734)	$581,645

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The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2024:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$1,675,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$18,821,429
Centrally Cleared Inflation Swaps:
Average notional amount	$8,250,000	(a)

(a)	Positions were open for two months during the period.

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$3,025,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$46,901,429
Centrally Cleared Inflation Swaps:
Average notional amount	$36,598,571

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$835,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$5,737,143
Centrally Cleared Inflation Swaps:
Average notional amount	$8,351,429

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$1,235,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,398,571
Centrally Cleared Inflation Swaps:
Average notional amount	$12,677,143

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$1,175,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,602,857
Centrally Cleared Inflation Swaps:
Average notional amount	$4,350,000	(a)

(a)	Positions were open for two months during the period.

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$1,140,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$13,154,286
Centrally Cleared Inflation Swaps:
Average notional amount	$4,800,000	(a)

(a)	Positions were open for two months during the period.

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AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$2,965,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$27,345,714
Centrally Cleared Inflation Swaps:
Average notional amount	$19,875,000	(a)

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$135,604	$	– 0	–	$	– 0	–	$	– 0	–	$135,604

Total	$135,604	$	– 0	–	$	– 0	–	$	– 0	–	$135,604	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$244,897	$	– 0	–	$	– 0	–	$(244,897)	$	– 0	–

Total	$244,897	$	– 0	–	$	– 0	–	$(244,897)		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$67,600	$	– 0	–	$	– 0	–	$	– 0	–	$67,600

Total	$67,600	$	– 0	–	$	– 0	–	$	– 0	–	$67,600	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$99,983	$	– 0	–	$	– 0	–	$	– 0	–	$99,983

Total	$99,983	$	– 0	–	$	– 0	–	$	– 0	–	$99,983	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$95,125	$	– 0	–	$	– 0	–	$	– 0	–	$95,125

Total	$95,125	$	– 0	–	$	– 0	–	$	– 0	–	$95,125	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$92,292	$	– 0	–	$	– 0	–	$	– 0	–	$92,292

Total	$92,292	$	– 0	–	$	– 0	–	$	– 0	–	$92,292	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$240,040	$	– 0	–	$	– 0	–	$(240,040)	$	– 0	–

Total	$240,040	$	– 0	–	$	– 0	–	$(240,040)		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	118,244	242,360	$1,236,321	$2,472,366

Shares issued in reinvestment of dividends	51,794	107,932	540,243	1,090,301

Shares converted from Class C	36,983	89,232	381,779	902,885

Shares redeemed	(325,706)	(1,778,232)	(3,391,624)	(17,974,343)

Net decrease	(118,685)	(1,338,708)	$(1,233,281)	$(13,508,791)

Class C
Shares sold	1,211	6,886	$12,556	$68,907

Shares issued in reinvestment of dividends	832	3,755	8,664	37,855

Shares converted to Class A	(37,038)	(89,382)	(381,779)	(902,885)

Shares redeemed	(30,531)	(101,168)	(314,391)	(1,023,687)

Net decrease	(65,526)	(179,909)	$(674,950)	$(1,819,810)

Advisor Class
Shares sold	227,293	858,573	$2,370,365	$8,720,167

Shares issued in reinvestment of dividends	13,606	23,618	141,972	238,659

Shares redeemed	(53,438)	(579,373)	(558,509)	(5,815,477)

Net increase	187,461	302,818	$1,953,828	$3,143,349

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	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	307,228	733,471	$3,209,821	$7,521,158

Shares issued in reinvestment of dividends	71,518	155,754	748,911	1,598,848

Shares converted from Class C	65,161	133,271	679,224	1,373,564

Shares redeemed	(610,423)	(1,796,712)	(6,381,073)	(18,385,205)

Net decrease	(166,516)	(774,216)	$(1,743,117)	$(7,891,635)

Class C
Shares sold	6,462	16,438	$67,200	$165,386

Shares issued in reinvestment of dividends	3,045	9,561	31,812	97,879

Shares converted to Class A	(65,295)	(133,533)	(679,224)	(1,373,564)

Shares redeemed	(18,928)	(132,763)	(196,300)	(1,368,285)

Net decrease	(74,716)	(240,297)	$(776,512)	$(2,478,584)

Advisor Class
Shares sold	2,438,107	8,420,487	$25,472,916	$84,501,292

Shares issued in reinvestment of dividends	171,027	270,173	1,790,270	2,780,151

Shares redeemed	(817,685)	(4,777,045)	(8,541,486)	(48,715,634)

Net increase	1,791,449	3,913,615	$18,721,700	$38,565,809

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	26,560	142,555	$257,059	$1,340,657

Shares issued in reinvestment of dividends	26,934	53,815	259,394	503,557

Shares converted from Class C	10,958	19,675	105,481	182,803

Shares redeemed	(150,423)	(670,994)	(1,444,682)	(6,283,754)

Net decrease	(85,971)	(454,949)	$(822,748)	$(4,256,737)

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	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class C
Shares sold	2,636	5,612	$25,396	$52,610

Shares issued in reinvestment of dividends	915	2,231	8,821	20,873

Shares converted to Class A	(10,944)	(19,653)	(105,481)	(182,803)

Shares redeemed	(29,762)	(56,389)	(287,178)	(530,968)

Net decrease	(37,155)	(68,199)	$(358,442)	$(640,288)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	816,752	1,391,585	$7,500,073	$12,564,181

Shares issued in reinvestment of dividends	71,172	130,741	654,697	1,174,259

Shares converted from Class C	17,442	49,850	160,838	446,523

Shares redeemed	(330,902)	(1,257,806)	(3,047,345)	(11,292,815)

Net increase	574,464	314,370	$5,268,263	$2,892,148

Class C
Shares sold	13,035	9,036	$120,896	$82,324

Shares issued in reinvestment of dividends	444	2,604	4,083	23,321

Shares converted to Class A	(17,425)	(49,807)	(160,838)	(446,523)

Shares redeemed	(7,595)	(51,517)	(70,019)	(464,131)

Net decrease	(11,541)	(89,684)	$(105,878)	$(805,009)

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	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	1,178,651	198,926	$11,018,226	$1,830,573

Shares issued in reinvestment of dividends	45,129	89,309	423,909	815,353

Shares converted from Class C	12,304	17,470	114,410	158,025

Shares redeemed	(496,429)	(1,124,582)	(4,656,512)	(10,303,476)

Net increase (decrease)	739,655	(818,877)	$6,900,033	$(7,499,525)

Class C
Shares sold	7,000	11,022	$65,259	$100,712

Shares issued in reinvestment of dividends	1,842	3,466	17,279	31,617

Shares converted to Class A	(12,310)	(17,487)	(114,410)	(158,025)

Shares redeemed	(11)	(1,957)	(104)	(17,633)

Net decrease	(3,479)	(4,956)	$(31,976)	$(43,329)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	187,019	432,436	$1,824,960	$4,128,716

Shares issued in reinvestment of dividends	48,048	102,104	469,346	970,438

Shares converted from Class C	3,873	23,498	37,506	223,895

Shares redeemed	(346,318)	(893,086)	(3,392,698)	(8,467,958)

Net decrease	(107,378)	(335,048)	$(1,060,886)	$(3,144,909)

Class C
Shares sold	414	3,749	$4,000	$36,000

Shares issued in reinvestment of dividends	288	983	2,816	9,342

Shares converted to Class A	(3,873)	(23,497)	(37,506)	(223,895)

Shares redeemed	(6,882)	(32,942)	(67,120)	(310,062)

Net decrease	(10,053)	(51,707)	$(97,810)	$(488,615)

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	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024

Class A
Shares sold	416,021	419,411	$4,387,080	$4,304,367

Shares issued in reinvestment of dividends	92,694	175,135	976,054	1,801,969

Shares converted from Class C	33,038	115,113	348,783	1,185,772

Shares redeemed	(742,261)	(1,649,606)	(7,806,028)	(16,929,656)

Net decrease	(200,508)	(939,947)	$(2,094,111)	$(9,637,548)

Class C
Shares sold	28,288	56,502	$294,441	$587,233

Shares issued in reinvestment of dividends	3,907	8,679	41,022	89,001

Shares converted to Class A	(33,127)	(115,405)	(348,783)	(1,185,772)

Shares redeemed	(51,228)	(156,851)	(535,834)	(1,624,520)

Net decrease	(52,160)	(207,075)	$(549,154)	$(2,134,058)

Advisor Class
Shares sold	861,773	3,400,459	$9,087,328	$34,715,054

Shares issued in reinvestment of dividends	76,087	142,762	801,321	1,469,715

Shares redeemed	(653,258)	(3,967,787)	(6,869,961)	(40,208,094)

Net increase (decrease)	284,602	(424,566)	$3,018,688	$(4,023,325)

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the market or markets in which the Portfolios invest fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

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Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, catastrophic natural disasters, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, and public health crises (including the occurrence of a contagious disease or illness). The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

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Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal income tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

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Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2024.

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NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the tax years ended November 30, 2023 and November 30, 2022 were as follows:

AB Arizona Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$170,580	$78,300

Total taxable distributions	170,580	78,300
Tax exempt distributions	2,401,928	2,821,654

Total distributions paid	$2,572,508	$2,899,954

AB Massachusetts Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$790,969	$278,803

Total taxable distributions	790,969	278,803
Tax exempt distributions	5,480,325	5,069,730

Total distributions paid	$6,271,294	$5,348,533

AB Minnesota Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$66,886	$82,286

Total taxable distributions	66,886	82,286
Tax exempt distributions	796,513	1,023,480

Total distributions paid	$863,399	$1,105,766

AB New Jersey Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$130,145	$108,341

Total taxable distributions	130,145	108,341
Tax exempt distributions	1,859,279	1,816,637

Total distributions paid	$1,989,424	$1,924,978

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AB Ohio Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$84,616	$30,295

Total taxable distributions	84,616	30,295
Tax exempt distributions	1,397,092	1,614,922

Total distributions paid	$1,481,708	$1,645,217

AB Pennsylvania Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$99,980	$51,765

Total taxable distributions	99,980	51,765
Tax exempt distributions	1,446,609	1,530,796

Total distributions paid	$1,546,589	$1,582,561

AB Virginia Portfolio	December 1, 2022 to November 30, 2023	December 1, 2021 to November 30, 2022
Distributions paid from:
Ordinary income	$390,452	$224,071

Total taxable distributions	390,452	224,071
Tax exempt distributions	5,086,938	5,072,334

Total distributions paid	$5,477,390	$5,296,405

As of November 30, 2023, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation (Depreciation)(c)	Total Accumulated Earnings (Deficit)(d)
AB Arizona	$	– 0	–	$(1,144,913)	$(6,389,374)	$(7,534,287)
AB Massachusetts		31,949		(2,495,601)	(5,470,978)	(7,934,630)
AB Minnesota		– 0	–	(301,426)	(1,277,214)	(1,578,640)
AB New Jersey		– 0	–	(1,124,410)	(112,374)	(1,236,784)
AB Ohio		1,867		(2,985,443)	(3,019,516)	(6,003,092)
AB Pennsylvania		1,066		(1,050,216)	(1,538,903)	(2,588,053)
AB Virginia		– 0	–	(5,712,937)	(7,035,853)	(12,748,790)

(a)	These amounts represent 100% tax exempt income.

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NOTES TO FINANCIAL STATEMENTS (continued)

(b)

At November 30, 2022, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $1,144,913, $2,495,601, $301,426, $1,124,410, $2,985,443, $1,050,216, and $5,712,937, respectively.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2023, the Portfolios’ most recent tax year end, the Portfolios’ had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,144,913	$	– 0	–
AB Massachusetts	2,495,601		– 0	–
AB Minnesota	301,426		– 0	–
AB New Jersey	1,124,410		– 0	–
AB Ohio	2,985,443		– 0	–
AB Pennsylvania	1,050,216		– 0	–
AB Virginia	5,712,937		– 0	–

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the

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title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE J

Subsequent Events

At a meeting of the Board held on November 5-7, 2024, the Board approved, and determined to recommend to shareholders of each of AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, and AB Pennsylvania Portfolio (each, a “Portfolio” and together, the “Portfolios”) for their approval, the proposed liquidation and termination of the respective Portfolio (each, a “Liquidation”). Shareholders of each Portfolio will be asked to consider and approve the respective Liquidation at a Special Meeting of Shareholders of the Portfolios to be held on or about January 13, 2025. In connection with the anticipated Liquidations, each Portfolio has suspended most sales of its shares and exchanges into the Portfolio. In limited circumstances, such as sales made through retail omnibus platforms, each Portfolio will continue to offer its shares, although without an initial sales charge. In addition, each Portfolio will waive contingent deferred sales charges upon redemption of the Portfolio’s shares.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.16		$ 10.13	$ 10.54	$ 11.43	$ 11.01	$ 11.22

Income From Investment Operations

Net investment income(a)(b)	.16		.31	.29	.26	.28	.30

Net realized and unrealized gain (loss) on investment transactions	.32		.01 (e)	(.41)	(.89)	.43	(.21)

Net increase (decrease) in net asset value from operations	.48		.32	(.12)	(.63)	.71	.09

Less: Dividends

Dividends from net investment income	(.15)		(.29)	(.29)	(.26)	(.29)	(.30)

Net asset value, end of period	$ 10.49		$ 10.16	$ 10.13	$ 10.54	$ 11.43	$ 11.01

Total Return

Total investment return based on net asset value(c)	4.73%		3.18%	(1.09)%	(5.63)%	6.47%	.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,150		$65,260	$78,643	$98,963	$109,779	$105,315

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78	%^	.78%	.79%	.78%	.78%	.78%

Expenses, before waivers/reimbursements(d)	1.12	%^	1.08%	1.08%	.99%	1.02%	1.00%

Net investment income(b)	3.11	%^	3.07%	2.83%	2.34%	2.47%	2.69%

Portfolio turnover rate	8%		5%	16%	7%	6%	13%

See footnote summary on page 144-145.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.14	$ 10.12	$ 10.53	$ 11.41	$ 10.99	$ 11.20

Income From Investment Operations

Net investment income(a)(b)	.12	.23	.21	.18	.20	.22

Net realized and unrealized gain (loss) on investment transactions	.33	.00	(e)(f)	(.40)	(.89)	.42	(.22)

Net increase (decrease) in net asset value from operations	.45	.23	(.19)	(.71)	.62	– 0	–

Less: Dividends

Dividends from net investment income	(.11)	(.21)	(.22)	(.17)	(.20)	(.21)

Net asset value, end of period	$ 10.48	$ 10.14	$ 10.12	$ 10.53	$ 11.41	$ 10.99

Total Return

Total investment return based on net asset value(c)	4.45%	2.31%	(1.83)%	(6.26)%	5.68%	.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,087	$1,717	$3,532	$4,585	$5,901	$8,935

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53	%^	1.53%	1.54%	1.53%	1.53%	1.53%

Expenses, before waivers/reimbursements(d)	1.87	%^	1.84%	1.83%	1.74%	1.77%	1.75%

Net investment income(b)	2.35	%^	2.30%	2.09%	1.59%	1.73%	1.95%

Portfolio turnover rate	8%	5%	16%	7%	6%	13%

See footnote summary on page 144-145.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,			March 25, 2021(g) to May 31, 2021
			2024	2023	2022

Net asset value, beginning of period	$ 10.16		$ 10.13	$ 10.54	$ 11.43	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.18		.34	.32	.29	.06

Net realized and unrealized gain (loss) on investment transactions	.31		.01 (e)	(.41)	(.89)	.13

Net increase (decrease) in net asset value from operations	.49		.35	(.09)	(.60)	.19

Dividends from net investment income	(.16)		(.32)	(.32)	(.29)	(.06)

Net asset value, end of period	$ 10.49		$ 10.16	$ 10.13	$ 10.54	$ 11.43

Total Return

Total investment return based on net asset value(c)	4.87%		3.45%	(.84)%	(5.39)%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,846		$13,439	$10,335	$8,182	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.53	%^	.53%	.54%	.53%	.53	%^

Expenses, before waivers/reimbursements(d)	.87	%^	.83%	.83%	.74%	1.00	%^

Net investment income(b)	3.36	%^	3.33%	3.09%	2.60%	2.70	%^

Portfolio turnover rate	8%		5%	16%	7%	6%

See footnote summary on page 144-145.

abfunds.com	AB MUNICIPAL INCOME FUND II | 129

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class A
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024		2023	2022	2021	2020

Net asset value, beginning of period	$ 10.27		$ 10.30		$ 10.66	$ 11.66	$ 11.15	$ 11.28

Income From Investment Operations

Net investment income(a)(b)	.16		.30		.27	.24	.27	.31

Net realized and unrealized gain (loss) on investment transactions	.23		(.03	)(e)	(.34)	(1.00)	.52	(.12)

Net increase (decrease) in net asset value from operations	.39		.27		(.07)	(.76)	.79	.19

Less: Dividends

Dividends from net investment income	(.15)		(.30)		(.29)	(.24)	(.28)	(.32)

Net asset value, end of period	$ 10.51		$ 10.27		$ 10.30	$ 10.66	$ 11.66	$ 11.15

Total Return

Total investment return based on net asset value(c)	3.84%		2.69%		(.64)%	(6.63)%	7.15%	1.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77,809		$77,741		$85,971	$104,117	$121,419	$114,592

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77	%^	.77%		.77%	.77%	.77%	.77%

Expenses, before waivers/reimbursements(d)	.88	%^	.89%		.90%	.87%	.90%	.90%

Net investment income(b)	2.96	%^	2.94%		2.65%	2.08%	2.36%	2.76%

Portfolio turnover rate	5%		15%		14%	11%	4%	13%
See footnote summary on page 144-145.

130 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class C
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024		2023	2022	2021	2020

Net asset value, beginning of period	$ 10.25		$ 10.28		$ 10.64	$ 11.64	$ 11.13	$ 11.26

Income From Investment Operations

Net investment income(a)(b)	.12		.22		.20	.15	.19	.23

Net realized and unrealized gain (loss) on investment transactions	.23		(.02	)(e)	(.35)	(1.00)	.51	(.13)

Net increase (decrease) in net asset value from operations	.35		.20		(.15)	(.85)	.70	.10

Less: Dividends

Dividends from net investment income	(.11)		(.23)		(.21)	(.15)	(.19)	(.23)

Net asset value, end of period	$ 10.49		$ 10.25		$ 10.28	$ 10.64	$ 11.64	$ 11.13

Total Return

Total investment return based on net asset value(c)	3.46%		1.92%		(1.39)%	(7.35)%	6.36%	.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,966		$3,664		$6,146	$8,904	$16,789	$22,940

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%		1.52%	1.52%	1.52%	1.52%

Expenses, before waivers/reimbursements(d)	1.63	%^	1.64%		1.65%	1.62%	1.65%	1.65%

Net investment income(b)	2.21	%^	2.19%		1.90%	1.32%	1.62%	2.02%

Portfolio turnover rate	5%		15%		14%	11%	4%	13%

See footnote summary on page 144-145.

abfunds.com	AB MUNICIPAL INCOME FUND II | 131

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024		2023	2022	2021	2020

Net asset value, beginning of period	$ 10.26		$ 10.30		$ 10.66	$ 11.66	$ 11.15	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.17		.33		.30	.27	.30	.34

Net realized and unrealized gain (loss) on investment transactions	.24		(.04	)(e)	(.35)	(1.00)	.52	(.11)

Net increase (decrease) in net asset value from operations	.41		.29		(.05)	(.73)	.82	.23

Less: Dividends

Dividends from net investment income	(.17)		(.33)		(.31)	(.27)	(.31)	(.35)

Net asset value, end of period	$ 10.50		$ 10.26		$ 10.30	$ 10.66	$ 11.66	$ 11.15

Total Return

Total investment return based on net asset value(c)	3.98%		2.85%		(.39)%	(6.39)%	7.42%	2.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$173,611		$151,254		$111,450	$109,141	$78,396	$61,825

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52	%^	.52%		.52%	.52%	.52%	.52%

Expenses, before waivers/reimbursements(d)	.63	%^	.64%		.65%	.62%	.65%	.65%

Net investment income(b)	3.22	%^	3.19%		2.91%	2.34%	2.61%	3.00%

Portfolio turnover rate	5%		15%		14%	11%	4%	13%

See footnote summary on page 144-145.

132 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class A
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.37		$ 9.41	$ 9.74	$ 10.56	$ 10.32	$ 10.33

Income From Investment Operations

Net investment income(a)(b)	.13		.25	.23	.21	.22	.25

Net realized and unrealized gain (loss) on investment transactions	.32		(.07)	(.31)	(.82)	.28	.01 (e)

Net increase (decrease) in net asset value from operations	.45		.18	(.08)	(.61)	.50	.26

Less: Dividends

Dividends from net investment income	(.12)		(.22)	(.25)	(.21)	(.26)	(.27)

Net asset value, end of period	$ 9.70		$ 9.37	$ 9.41	$ 9.74	$ 10.56	$ 10.32

Total Return

Total investment return based on net asset value(c)	4.84%		1.92%	(.84)%	(5.85)%	4.87%	2.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,582		$29,388	$33,801	$47,331	$54,933	$49,723

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85	%^	.85%	.85%	.85%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.73	%^	1.57%	1.52%	1.10%	1.22%	1.26%

Net investment income(b)	2.74	%^	2.69%	2.45%	2.01%	2.07%	2.44%

Portfolio turnover rate	15%		4%	17%	9%	5%	10%

See footnote summary on page 144-145.

abfunds.com	AB MUNICIPAL INCOME FUND II | 133

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class C
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.38		$ 9.42	$ 9.75	$ 10.57	$ 10.33	$ 10.35

Income From Investment Operations

Net investment income(a)(b)	.10		.18	.16	.13	.14	.18

Net realized and unrealized gain (loss) on investment transactions	.31		(.07)	(.32)	(.82)	.28	(.01)

Net increase (decrease) in net asset value from operations	.41		.11	(.16)	(.69)	.42	.17

Less: Dividends

Dividends from net investment income	(.08)		(.15)	(.17)	(.13)	(.18)	(.19)

Net asset value, end of period	$ 9.71		$ 9.38	$ 9.42	$ 9.75	$ 10.57	$ 10.33

Total Return

Total investment return based on net asset value(c)	4.43%		1.15%	(1.59)%	(6.56)%	4.08%	1.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$906		$1,224	$1,872	$3,018	$4,420	$4,922

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	2.48	%^	2.33%	2.27%	1.86%	1.97%	2.02%

Net investment income(b)	1.98	%^	1.94%	1.70%	1.25%	1.31%	1.69%

Portfolio turnover rate	15%		4%	17%	9%	5%	10%

See footnote summary on page 144-145.

134 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 8.99		$ 9.04	$ 9.29	$ 10.13	$ 9.59	$ 9.84

Income From Investment Operations

Net investment income(a)(b)	.16		.31	.28	.27	.28	.30

Net realized and unrealized gain (loss) on investment transactions	.25		(.06)	(.23)	(.84)	.55	(.25)

Net increase (decrease) in net asset value from operations	.41		.25	.05	(.57)	.83	.05

Less: Dividends

Dividends from net investment income	(.15)		(.30)	(.30)	(.27)	(.29)	(.30)

Net asset value, end of period	$ 9.25		$ 8.99	$ 9.04	$ 9.29	$ 10.13	$ 9.59

Total Return

Total investment return based on net asset value(c)	4.61%		2.81%	.55%	(5.71)%	8.74%	.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,663		$62,537	$60,002	$62,000	$70,145	$66,446

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82	%^	.82%	.82%	.82%	.82%	.84%

Expenses, before waivers/reimbursements(d)	1.18	%^	1.21%	1.27%	1.15%	1.14%	1.12%

Net investment income(b)	3.40	%^	3.43%	3.14%	2.70%	2.78%	3.09%

Portfolio turnover rate	14%		14%	26%	21%	22%	10%

See footnote summary on page 144-145.

abfunds.com	AB MUNICIPAL INCOME FUND II | 135

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.00		$ 9.04	$ 9.30	$ 10.13	$ 9.60	$ 9.85

Income From Investment Operations

Net investment income(a)(b)	.12		.24	.21	.19	.20	.23

Net realized and unrealized gain (loss) on investment transactions	.26		(.05)	(.24)	(.82)	.54	(.25)

Net increase (decrease) in net asset value from operations	.38		.19	(.03)	(.63)	.74	(.02)

Less: Dividends

Dividends from net investment income	(.12)		(.23)	(.23)	(.20)	(.21)	(.23)

Net asset value, end of period	$ 9.26		$ 9.00	$ 9.04	$ 9.30	$ 10.13	$ 9.60

Total Return

Total investment return based on net asset value(c)	4.21%		2.14%	(.31)%	(6.33)%	7.81%	(.25)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$651		$736	$1,551	$2,357	$5,269	$7,891

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57	%^	1.57%	1.57%	1.57%	1.57%	1.59%

Expenses, before waivers/reimbursements(d)	1.93	%^	1.95%	2.02%	1.89%	1.89%	1.87%

Net investment income(b)	2.63	%^	2.67%	2.37%	1.92%	2.05%	2.34%

Portfolio turnover rate	14%		14%	26%	21%	22%	10%

See footnote summary on page 144-145.

136 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.19	$ 9.15	$ 9.50	$ 10.34	$ 9.88	$ 10.01

Income From Investment Operations

Net investment income(a)(b)	.15	.28	.26	.23	.26	.28

Net realized and unrealized gain (loss) on investment transactions	.25	.03	(.34)	(.84)	.46	(.13)

Contributions from Affiliates	.00	(g)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.40	.31	(.08)	(.61)	.72	.15

Less: Dividends

Dividends from net investment income	(.15)	(.27)	(.27)	(.23)	(.26)	(.28)

Net asset value, end of period	$ 9.44	$ 9.19	$ 9.15	$ 9.50	$ 10.34	$ 9.88

Total Return

Total investment return based on net asset value(c)	4.35%	3.42%	(.84)%	(6.04)%	7.40%	1.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,403	$42,262	$49,565	$71,345	$69,533	$66,573

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80	%^	.81%	.81%	.80%	.80%	.81%

Expenses, before waivers/reimbursements(d)	1.42	%^	1.35%	1.31%	1.15%	1.16%	1.13%

Net investment income(b)	3.26	%^	3.07%	2.83%	2.32%	2.52%	2.78%

Portfolio turnover rate	9%	16%	12%	15%	17%	19%

See footnote summary on page 144-145.

abfunds.com	AB MUNICIPAL INCOME FUND II | 137

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class C
Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.18	$ 9.14	$ 9.49	$ 10.34	$ 9.88	$ 10.01

Income From Investment Operations

Net investment income(a)(b)	.12	.21	.19	.16	.18	.20

Net realized and unrealized gain (loss) on investment transactions	.24	.03	(.34)	(.86)	.47	(.13)

Contributions from Affiliates	.00	(f)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.36	.24	(.15)	(.70)	.65	.07

Less: Dividends

Dividends from net investment income	(.11)	(.20)	(.20)	(.15)	(.19)	(.20)

Net asset value, end of period	$ 9.43	$ 9.18	$ 9.14	$ 9.49	$ 10.34	$ 9.88

Total Return

Total investment return based on net asset value(c)	3.96%	2.65%	(1.58)%	(6.85)%	6.60%	.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,507	$1,499	$1,538	$1,870	$3,986	$5,728

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55	%^	1.56%	1.56%	1.55%	1.55%	1.56%

Expenses, before waivers/reimbursements(d)	2.18	%^	2.11%	2.07%	1.90%	1.91%	1.88%

Net investment income(b)	2.51	%^	2.32%	2.10%	1.55%	1.78%	2.03%

Portfolio turnover rate	9%	16%	12%	15%	17%	19%

See footnote summary on page 144-145.

138 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.52		$ 9.57	$ 9.96	$ 10.90	$ 10.45	$ 10.55

Income From Investment Operations

Net investment income(a)(b)	.16		.31	.28	.26	.28	.31

Net realized and unrealized gain (loss) on investment transactions	.31		(.06)	(.38)	(.93)	.46	(.11)

Net increase (decrease) in net asset value from operations	.47		.25	(.10)	(.67)	.74	.20

Less: Dividends

Dividends from net investment income	(.15)		(.30)	(.29)	(.27)	(.29)	(.30)

Net asset value, end of period	$ 9.84		$ 9.52	$ 9.57	$ 9.96	$ 10.90	$ 10.45

Total Return

Total investment return based on net asset value(c)	4.97%		2.61%	(1.01)%	(6.31)%	7.15%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,130		$46,646	$50,082	$57,968	$64,592	$66,575

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85	%^	.85%	.85%	.85%	.85%	.85%

Expenses, before waivers/reimbursements(d)	1.38	%^	1.36%	1.35%	1.18%	1.19%	1.14%

Net investment income(b)	3.32	%^	3.30%	2.88%	2.46%	2.64%	2.91%

Portfolio turnover rate	9%		19%	15%	13%	12%	11%

See footnote summary on page 144-145.

abfunds.com	AB MUNICIPAL INCOME FUND II | 139

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.53		$ 9.57	$ 9.96	$ 10.91	$ 10.45	$ 10.56

Income From Investment Operations

Net investment income(a)(b)	.13		.24	.21	.18	.20	.23

Net realized and unrealized gain (loss) on investment transactions	.29		(.06)	(.39)	(.95)	.47	(.12)

Net increase (decrease) in net asset value from operations	.42		.18	(.18)	(.77)	.67	.11

Less: Dividends

Dividends from net investment income	(.11)		(.22)	(.21)	(.18)	(.21)	(.22)

Net asset value, end of period	$ 9.84		$ 9.53	$ 9.57	$ 9.96	$ 10.91	$ 10.45

Total Return

Total investment return based on net asset value(c)	4.47%		1.95%	(1.76)%	(7.11)%	6.45%	1.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$450		$532	$1,029	$1,056	$3,136	$4,181

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%

Expenses, before waivers/reimbursements(d)	2.13	%^	2.11%	2.10%	1.93%	1.94%	1.89%

Net investment income(b)	2.56	%^	2.52%	2.13%	1.70%	1.89%	2.16%

Portfolio turnover rate	9%		19%	15%	13%	12%	11%

See footnote summary on page 144-145.

140 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.30		$ 10.31	$ 10.62	$ 11.61	$ 11.09	$ 11.19

Income From Investment Operations

Net investment income(a)(b)	.16		.28	.26	.23	.26	.29

Net realized and unrealized gain (loss) on investment transactions	.27		(.02)	(.30)	(.99)	.52	(.10)

Net increase (decrease) in net asset value from operations	.43		.26	(.04)	(.76)	.78	.19

Less: Dividends

Dividends from net investment income	(.15)		(.27)	(.27)	(.23)	(.26)	(.29)

Net asset value, end of period	$ 10.58		$ 10.30	$ 10.31	$ 10.62	$ 11.61	$ 11.09

Total Return

Total investment return based on net asset value(c)	4.18%		2.53%	(.37)%	(6.64)%	7.10%	1.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$106,580		$105,807	$115,542	$133,626	$147,660	$133,346

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80	%^	.80%	.80%	.80%	.80%	.80%

Expenses, before waivers/reimbursements(d)	.90	%^	.89%	.91%	.86%	.89%	.90%

Net investment income(b)	2.95	%^	2.76%	2.49%	2.04%	2.27%	2.62%

Portfolio turnover rate	12%		15%	13%	13%	9%	16%

See footnote summary on page 144-145.

abfunds.com	AB MUNICIPAL INCOME FUND II | 141

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.27		$ 10.28	$ 10.59	$ 11.58	$ 11.07	$ 11.16

Income From Investment Operations

Net investment income(a)(b)	.12		.21	.18	.15	.17	.21

Net realized and unrealized gain (loss) on investment transactions	.28		(.03)	(.30)	(1.00)	.51	(.09)

Net increase (decrease) in net asset value from operations	.40		.18	(.12)	(.85)	.68	.12

Less: Dividends

Dividends from net investment income	(.11)		(.19)	(.19)	(.14)	(.17)	(.21)

Net asset value, end of period	$ 10.56		$ 10.27	$ 10.28	$ 10.59	$ 11.58	$ 11.07

Total Return

Total investment return based on net asset value(c)	3.80%		1.87%	(1.11)%	(7.37)%	6.22%	1.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,620		$5,033	$7,163	$8,452	$13,118	$20,540

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(d)	1.66	%^	1.64%	1.67%	1.61%	1.64%	1.65%

Net investment income(b)	2.20	%^	2.01%	1.74%	1.29%	1.53%	1.89%

Portfolio turnover rate	12%		15%	13%	13%	9%	16%

See footnote summary on page 144-145.

142 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.31		$ 10.31	$ 10.62	$ 11.61	$ 11.10	$ 11.20

Income From Investment Operations

Net investment income(a)(b)	.17		.31	.28	.26	.29	.32

Net realized and unrealized gain (loss) on investment transactions	.27		(.01)	(.30)	(.99)	.51	(.10)

Net increase (decrease) in net asset value from operations	.44		.30	(.02)	(.73)	.80	.22

Less: Dividends

Dividends from net investment income	(.16)		(.30)	(.29)	(.26)	(.29)	(.32)

Net asset value, end of period	$ 10.59		$ 10.31	$ 10.31	$ 10.62	$ 11.61	$ 11.10

Total Return

Total investment return based on net asset value(c)	4.31%		2.89%	(.12)%	(6.41)%	7.27%	1.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,978		$80,755	$85,165	$90,811	$75,692	$56,772

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55	%^	.55%	.55%	.55%	.55%	.55%

Expenses, before waivers/reimbursements(d)	.65	%^	.64%	.66%	.61%	.64%	.65%

Net investment income(b)	3.20	%^	3.01%	2.73%	2.30%	2.51%	2.87%

Portfolio turnover rate.	12%		15%	13%	13%	9%	16%

See footnote summary on page 144-145.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78	%^	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	1.12	%^	1.08%	1.07%	.99%	1.02%	1.00%
Class C
Net of waivers/reimbursements	1.53	%^	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.87	%^	1.83%	1.82%	1.74%	1.77%	1.75%
Advisor Class
Net of waivers/reimbursements	.53	%^	.53%	.53%	.53%	.53%^	N/A
Before waivers/reimbursements	.87	%^	.83%	.82%	.74%	1.00%^	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77	%^	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.88	%^	.89%	.90%	.87%	.90%	.90%
Class C
Net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.63	%^	1.64%	1.65%	1.62%	1.65%	1.65%
Advisor Class
Net of waivers/reimbursements	.52	%^	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.63	%^	.64%	.65%	.62%	.65%	.65%

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.73	%^	1.57%	1.52%	1.10%	1.22%	1.26%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	2.48	%^	2.33%	2.27%	1.86%	1.97%	2.02%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82	%^	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.18	%^	1.21%	1.27%	1.15%	1.14%	1.10%
Class C
Net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.93	%^	1.94%	2.02%	1.89%	1.89%	1.85%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2024 (unaudited)		Year Ended May 31,
			2024	2023	2022	2021	2020

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.42	%^	1.35%	1.30%	1.15%	1.16%	1.12%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	2.18	%^	2.10%	2.06%	1.90%	1.91%	1.87%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.38	%^	1.35%	1.35%	1.18%	1.19%	1.14%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	2.13	%^	2.10%	2.10%	1.93%	1.94%	1.89%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.90	%^	.89%	.91%	.86%	.89%	.90%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.66	%^	1.64%	1.66%	1.61%	1.64%	1.65%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.65	%^	.64%	.66%	.61%	.64%	.65%

(e)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(f)	Amount is less than $.005.

(g)	Commencement of distribution.

^	Annualized.

See notes to financial statements.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

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those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed and that AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio were not profitable to the Adviser in 2023. The directors concluded that the Adviser’s level of profitability from its relationship with each of AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio in 2022 and with AB Massachusetts Portfolio and AB Virginia Portfolio in the periods reviewed was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A Shares (in the case of each other Fund) against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A Shares (in the case of each other Fund) against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods, as applicable, ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period

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from inception, as applicable. Based on their review, and after discussing with the Adviser the reasons for AB Minnesota Portfolio’s and AB Pennsylvania Portfolio’s underperformance in the most recent period, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median in the case of AB Minnesota Portfolio, equal to the median in the case of each of AB Massachusetts Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio, and above the median in the case of AB Arizona Portfolio and AB Virginia Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares (in the case of AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio) and the Class A shares (in the case of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio) in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that the expense ratio for each of AB Arizona Portfolio and Massachusetts Portfolio was below the medians, and for AB New Jersey Portfolio was equal to the medians. They also noted that the expense ratio for AB Virginia Portfolio was equal to the median of a peer group and lower than the median of a peer universe. The directors further noted that the expense ratio for each of AB Minnesota Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio

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was above the medians and discussed the Adviser’s explanations of the reasons for this. Based on their review, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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NOTES

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NOTES

152 | AB MUNICIPAL INCOME FUND II	abfunds.com

AB MUNICIPAL INCOME FUND II

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MIFII-0152-1124

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

AMIF II - AZ

At a Special Meeting held on July 18, 2024, shareholders of AB Arizona Portfolio (the “Trust”), a series of AB Municipal Income Fund II, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	50,387,062.387	689,167.210	N/A	N/A
Alexander Chaloff	50,410,428.042	665,801.555	N/A	N/A
R. Jay Gerken	50,336,703.024	739,526.573	N/A	N/A
Jeffrey R. Holland	50,413,392.679	662,836.918	N/A	N/A
Jeanette W. Loeb	49,959,452.387	1,116,777.210	N/A	N/A
Carol C. McMullen	50,385,056.387	691,173.210	N/A	N/A
Garry L. Moody	50,141,706.024	934,523.573	N/A	N/A
Emilie D. Wrapp	50,455,867.679	620,361.918	N/A	N/A

AMIF II - MA

At a Special Meeting held on July 18, 2024, shareholders of AB Massachusetts Portfolio (the “Trust”), a series of AB Municipal Income Fund II, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	50,387,062.387	689,167.210	N/A	N/A
Alexander Chaloff	50,410,428.042	665,801.555	N/A	N/A
R. Jay Gerken	50,336,703.024	739,526.573	N/A	N/A
Jeffrey R. Holland	50,413,392.679	662,836.918	N/A	N/A
Jeanette W. Loeb	49,959,452.387	1,116,777.210	N/A	N/A
Carol C. McMullen	50,385,056.387	691,173.210	N/A	N/A
Garry L. Moody	50,141,706.024	934,523.573	N/A	N/A
Emilie D. Wrapp	50,455,867.679	620,361.918	N/A	N/A

AMIF II - NJ

At a Special Meeting held on July 18, 2024, shareholders of AB New Jersey Portfolio (the “Trust”), a series of AB Municipal Income Fund II, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	50,387,062.387	689,167.210	N/A	N/A
Alexander Chaloff	50,410,428.042	665,801.555	N/A	N/A
R. Jay Gerken	50,336,703.024	739,526.573	N/A	N/A
Jeffrey R. Holland	50,413,392.679	662,836.918	N/A	N/A
Jeanette W. Loeb	49,959,452.387	1,116,777.210	N/A	N/A
Carol C. McMullen	50,385,056.387	691,173.210	N/A	N/A
Garry L. Moody	50,141,706.024	934,523.573	N/A	N/A
Emilie D. Wrapp	50,455,867.679	620,361.918	N/A	N/A

AMIF II - NJ

At a Special Meeting held on July 18, 2024, shareholders of AB New Jersey Portfolio (the “Trust”), a series of AB Municipal Income Fund II, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	50,387,062.387	689,167.210	N/A	N/A
Alexander Chaloff	50,410,428.042	665,801.555	N/A	N/A
R. Jay Gerken	50,336,703.024	739,526.573	N/A	N/A
Jeffrey R. Holland	50,413,392.679	662,836.918	N/A	N/A
Jeanette W. Loeb	49,959,452.387	1,116,777.210	N/A	N/A
Carol C. McMullen	50,385,056.387	691,173.210	N/A	N/A
Garry L. Moody	50,141,706.024	934,523.573	N/A	N/A
Emilie D. Wrapp	50,455,867.679	620,361.918	N/A	N/A

AMIF II - OH

At a Special Meeting held on July 18, 2024, shareholders of AB Ohio Portfolio (the “Trust”), a series of AB Municipal Income Fund II, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	50,387,062.387	689,167.210	N/A	N/A
Alexander Chaloff	50,410,428.042	665,801.555	N/A	N/A
R. Jay Gerken	50,336,703.024	739,526.573	N/A	N/A
Jeffrey R. Holland	50,413,392.679	662,836.918	N/A	N/A
Jeanette W. Loeb	49,959,452.387	1,116,777.210	N/A	N/A
Carol C. McMullen	50,385,056.387	691,173.210	N/A	N/A
Garry L. Moody	50,141,706.024	934,523.573	N/A	N/A
Emilie D. Wrapp	50,455,867.679	620,361.918	N/A	N/A

AMIF II - PA

At a Special Meeting held on July 18, 2024, shareholders of AB Pennsylvania Portfolio (the “Trust”), a series of AB Municipal Income Fund II, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	50,387,062.387	689,167.210	N/A	N/A
Alexander Chaloff	50,410,428.042	665,801.555	N/A	N/A
R. Jay Gerken	50,336,703.024	739,526.573	N/A	N/A
Jeffrey R. Holland	50,413,392.679	662,836.918	N/A	N/A
Jeanette W. Loeb	49,959,452.387	1,116,777.210	N/A	N/A
Carol C. McMullen	50,385,056.387	691,173.210	N/A	N/A
Garry L. Moody	50,141,706.024	934,523.573	N/A	N/A
Emilie D. Wrapp	50,455,867.679	620,361.918	N/A	N/A

AMIF II - VA

At a Special Meeting held on July 18, 2024, shareholders of AB Virginia Portfolio (the “Trust”), a series of AB Municipal Income Fund II, elected Trustees in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Trustee effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Trust elected four individuals to serve as Trustees effective January 1, 2025 (the “Trustees-Elect”), who will serve on the Unitary Board with current Trustees Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	50,387,062.387	689,167.210	N/A	N/A
Alexander Chaloff	50,410,428.042	665,801.555	N/A	N/A
R. Jay Gerken	50,336,703.024	739,526.573	N/A	N/A
Jeffrey R. Holland	50,413,392.679	662,836.918	N/A	N/A
Jeanette W. Loeb	49,959,452.387	1,116,777.210	N/A	N/A
Carol C. McMullen	50,385,056.387	691,173.210	N/A	N/A
Garry L. Moody	50,141,706.024	934,523.573	N/A	N/A
Emilie D. Wrapp	50,455,867.679	620,361.918	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 24, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: January 24, 2025